Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—28.1%
*	Adobe, Inc.	17,728	$4,724
*	Arista Networks, Inc.	11,932	3,752
	Booz Allen Hamilton Holding Corporation	71,964	4,184
	Dolby Laboratories, Inc.	51,524	3,245
	Genpact, Ltd.†	92,434	3,252
*	Guidewire Software, Inc.	17,046	1,656
	Mastercard, Inc. Class “A”	47,108	11,092
*	MaxLinear, Inc.	88,715	2,265
	Microsoft Corporation	163,871	19,327
	National Instruments Corporation	30,915	1,371
*	Pure Storage, Inc.	167,109	3,641
*	Rogers Corporation	10,305	1,637
	Sabre Corporation	154,370	3,302
	Texas Instruments, Inc.	38,818	4,118
*	Worldpay, Inc. Class “A”	34,981	3,970
			71,536
	Consumer Discretionary—15.7%
*	Amazon.com, Inc.	8,910	15,867
*	Burlington Stores, Inc.	28,726	4,501
	Domino’s Pizza, Inc.	12,927	3,336
*	Grand Canyon Education, Inc.	29,830	3,416
*	Laureate Education, Inc.	179,751	2,691
	Starbucks Corporation	56,714	4,216
*	Ulta Salon Cosmetics & Fragrance, Inc.	13,249	4,620
	Vail Resorts, Inc.	5,269	1,145
			39,792
	Health Care—14.6%
*	ABIOMED, Inc.	7,561	2,159
	Agilent Technologies, Inc.	48,580	3,905
*	Codexis, Inc.	74,304	1,526
*	Horizon Pharma plc†	65,913	1,742
*	Portola Pharmaceuticals, Inc.	63,766	2,213
	Stryker Corporation	27,583	5,448
	Teleflex, Inc.	12,164	3,676
	UnitedHealth Group, Inc.	37,268	9,215
*	Veeva Systems, Inc.	24,871	3,155
	Zoetis, Inc.	40,910	4,118
			37,157
	Industrials—12.5%
	BWX Technologies, Inc.	98,105	4,864
*	Copart, Inc.	83,369	5,051
*	CoStar Group, Inc.	9,933	4,633
	Healthcare Services Group, Inc.	79,654	2,628
	Luxfer Holdings plc†	63,146	1,577
	Raytheon Co.	33,825	6,159
*	The Middleby Corporation	24,484	3,184
	Verisk Analytics, Inc.	28,528	3,794
			31,890
	Communication Services—10.4%
	Activision Blizzard, Inc.	64,076	2,918

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Communication Services — (continued)
*	Alphabet, Inc. Class “A”	14,768	$17,380
*	Cars.com, Inc.	52,996	1,208
*	Live Nation Entertainment, Inc.	48,751	3,098
*	Take-Two Interactive Software, Inc.	19,628	1,852
			26,456
	Consumer Staples—7.6%
	Costco Wholesale Corporation	21,927	5,309
*	Primo Water Corporation	108,765	1,682
	The Coca-Cola Co.	165,516	7,756
	The Estee Lauder Cos., Inc. Class “A”	27,583	4,566
			19,313
	Financials—5.1%
	East West Bancorp, Inc.	33,007	1,583
*	Encore Capital Group, Inc.	50,750	1,382
	Intercontinental Exchange, Inc.	86,623	6,596
	The Progressive Corporation	46,488	3,351
			12,912
	Materials—4.5%
	Ball Corporation	119,397	6,908
	Linde plc†	25,336	4,458
			11,366
	Energy—0.9%
	Cameco Corporation†	196,474	2,316
	Total Common Stocks—99.4% (cost $166,213)		252,738
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $3,356, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$3,356	3,356
	Total Repurchase Agreement—1.3% (cost $3,356)		3,356
	Total Investments—100.7% (cost $169,569)		256,094
	Liabilities, plus cash and other assets—(0.7)%		(1,869)
	Net assets—100.0%		$254,225

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—28.7%
	Accenture plc†	42,380	$7,460
*	Adobe, Inc.	21,920	5,841
*	Guidewire Software, Inc.	22,020	2,139
	Intuit, Inc.	25,640	6,703
	Mastercard, Inc.	31,680	7,459
	Microsoft Corporation	147,600	17,408
*	PayPal Holdings, Inc.	74,230	7,708
	Texas Instruments, Inc.	52,680	5,588
			60,306
	Health Care—17.6%
	Abbott Laboratories	68,330	5,462
*	ABIOMED, Inc.	13,100	3,741
	Stryker Corporation	32,330	6,386
	UnitedHealth Group, Inc.	39,530	9,774
*	Veeva Systems, Inc.	37,690	4,782
	Zoetis, Inc.	66,820	6,727
			36,872
	Communication Services—13.9%
	Activision Blizzard, Inc.	98,810	4,499
*	Alphabet, Inc. Class “A”	9,190	10,816
*	Alphabet, Inc. Class “C”	4,006	4,700
*	Live Nation Entertainment, Inc.	73,630	4,678
*	Netflix, Inc.	12,760	4,550
			29,243
	Industrials—11.5%
*	Copart, Inc.	106,700	6,465
	Equifax, Inc.	42,080	4,987
	Fortive Corporation	41,450	3,477
	Raytheon Co.	33,190	6,043
	Verisk Analytics, Inc.	23,920	3,181
			24,153
	Consumer Discretionary—11.4%
*	Amazon.com, Inc.	9,100	16,205
	McDonald’s Corporation	16,910	3,211
	Starbucks Corporation	60,520	4,499
			23,915
	Consumer Staples—8.6%
	Costco Wholesale Corporation	12,960	3,138
*	Monster Beverage Corporation	97,540	5,324
	The Coca-Cola Co.	86,990	4,076
	The Estee Lauder Cos., Inc. Class “A”	32,930	5,452
			17,990
	Financials—4.3%
	Intercontinental Exchange, Inc.	70,560	5,372
	The Progressive Corporation	51,200	3,691
			9,063

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Materials—2.9%
Linde plc†	33,990	$5,980
Total Common Stocks—98.9% (cost $146,927)		207,522
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $4,041, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$4,040	4,040
Total Repurchase Agreement—1.9% (cost $4,040)		4,040
Total Investments—100.8% (cost $150,967)		211,562
Liabilities, plus cash and other assets—(0.8)%		(1,731)
Net assets—100.0%		$209,831

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—27.1%
*	Arista Networks, Inc.	4,935	$1,552
*	Autodesk, Inc.	7,265	1,132
	Booz Allen Hamilton Holding Corporation	30,704	1,785
	Dolby Laboratories, Inc.	14,285	899
	Global Payments, Inc.	11,895	1,624
*	GoDaddy, Inc.	17,745	1,334
*	Guidewire Software, Inc.	6,863	667
	j2 Global, Inc.	7,265	629
	Microchip Technology, Inc.	15,980	1,326
*	Pure Storage, Inc.	63,975	1,394
	Sabre Corporation	55,563	1,188
*	WEX, Inc.	8,570	1,645
*	Workday, Inc.	5,775	1,114
*	Worldpay, Inc. Class “A”	11,309	1,284
			17,573
	Industrials—18.6%
	BWX Technologies, Inc.	35,174	1,744
*	Copart, Inc.	28,200	1,709
*	CoStar Group, Inc.	3,954	1,844
	Equifax, Inc.	13,375	1,585
	Fortive Corporation	17,415	1,461
*	The Middleby Corporation	10,025	1,303
	Verisk Analytics, Inc.	6,205	825
	Waste Connections, Inc.†	9,705	860
	Xylem, Inc.	9,800	775
			12,106
	Health Care—15.2%
*	ABIOMED, Inc.	2,315	661
	Agilent Technologies, Inc.	15,430	1,240
*	Align Technology, Inc.	3,380	961
*	Centene Corporation	18,686	992
*	DexCom, Inc.	6,600	786
	Encompass Health Corporation	15,305	894
*	IDEXX Laboratories, Inc.	2,890	646
*	Mettler-Toledo International, Inc.	2,070	1,497
	Teleflex, Inc.	4,335	1,310
*	Veeva Systems, Inc.	6,741	855
			9,842
	Consumer Discretionary—14.2%
	Advance Auto Parts, Inc.	4,895	835
	Aptiv plc†	10,955	871
*	Burlington Stores, Inc.	4,290	672
*	CarMax, Inc.	8,070	563
	Domino’s Pizza, Inc.	4,265	1,101
	Ross Stores, Inc.	18,135	1,688
*	Ulta Salon Cosmetics & Fragrance, Inc.	5,025	1,752
	Vail Resorts, Inc.	4,595	999
*	Wayfair, Inc.	5,110	759
			9,240

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Financials—7.1%
	Arthur J Gallagher & Co.	16,715	$1,305
	Cboe Global Markets, Inc.	14,675	1,401
	East West Bancorp, Inc.	21,450	1,029
*	SVB Financial Group	4,070	905
			4,640
	Materials—6.1%
	Ball Corporation	33,950	1,964
	Celanese Corporation	6,920	682
	Vulcan Materials Co.	10,885	1,289
			3,935
	Communication Services—3.6%
*	Live Nation Entertainment, Inc.	20,060	1,275
*	Take-Two Interactive Software, Inc.	11,520	1,087
			2,362
	Consumer Staples—2.8%
	Conagra Brands, Inc.	32,000	888
	Lamb Weston Holdings, Inc.	12,400	929
			1,817
	Real Estate—1.1%
*	SBA Communications Corporation	3,475	694
	Energy—1.0%
*	Parsley Energy, Inc.	34,380	664
	Total Common Stocks—96.8% (cost $50,975)		62,873
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $1,204, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$1,204	1,204
	Total Repurchase Agreement—1.8% (cost $1,204)		1,204
	Total Investments—98.6% (cost $52,179)		64,077
	Cash and other assets, less liabilities—1.4%		893
	Net assets—100.0%		$64,970

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—22.9%
	BWX Technologies, Inc.	1,365,221	$67,688
*	Copart, Inc.	1,435,020	86,948
*	CoStar Group, Inc.	183,838	85,746
*	Genesee & Wyoming, Inc.	343,736	29,953
	Healthcare Services Group, Inc.	917,221	30,259
	HEICO Corporation	613,051	51,533
	Ritchie Bros Auctioneers, Inc.†	791,350	26,906
*	SiteOne Landscape Supply, Inc.	317,781	18,161
*	Teledyne Technologies, Inc.	205,351	48,670
*	The Middleby Corporation	339,437	44,137
	The Toro Co.	268,680	18,496
	TransUnion	833,576	55,716
*	Trex Co., Inc.	689,963	42,447
			606,660
	Information Technology—22.3%
*	2U, Inc.	367,072	26,007
*	Aspen Technology, Inc.	422,863	44,088
	Booz Allen Hamilton Holding Corporation	1,253,136	72,857
*	Euronet Worldwide, Inc.	535,304	76,329
*	GoDaddy, Inc.	543,837	40,891
*	Guidewire Software, Inc.	269,987	26,232
	j2 Global, Inc.	306,515	26,544
*	MaxLinear, Inc.	569,960	14,551
	National Instruments Corporation	405,276	17,978
*	Nice, Ltd.—ADR	251,540	30,816
*	Novanta, Inc.†	238,077	20,172
*	Pure Storage, Inc.	2,748,719	59,895
*	Qualys, Inc.	153,122	12,669
*	Rogers Corporation	364,255	57,873
	Sabre Corporation	1,256,825	26,884
*	WEX, Inc.	189,803	36,440
			590,226
	Health Care—21.2%
*	Cambrex Corporation	578,830	22,487
*	Catalent, Inc.	956,959	38,843
*	DexCom, Inc.	224,298	26,714
	Encompass Health Corporation	702,704	41,038
*	Exact Sciences Corporation	378,668	32,800
*	Glaukos Corporation	582,668	45,664
*	Horizon Pharma plc†	1,545,546	40,849
*	Inogen, Inc.	249,936	23,836
*	Inspire Medical Systems, Inc.	231,452	13,142
*	Insulet Corporation	569,867	54,189
*	Ligand Pharmaceuticals, Inc.	205,486	25,832
*	Penumbra, Inc.	183,536	26,982
*	Portola Pharmaceuticals, Inc.	865,340	30,027
*	STERIS plc†	214,544	27,468
	Teleflex, Inc.	177,248	53,557
*	Veeva Systems, Inc.	461,923	58,599
			562,027

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Discretionary—11.1%
*	Adtalem Global Education, Inc.	1,044,447	$48,379
*	Burlington Stores, Inc.	413,146	64,732
	Domino’s Pizza, Inc.	179,404	46,304
*	Grand Canyon Education, Inc.	401,120	45,932
*	Hilton Grand Vacations, Inc.	705,451	21,763
	Vail Resorts, Inc.	188,888	41,046
*	Wayfair, Inc.	179,475	26,643
			294,799
	Financials—7.1%
	BrightSphere Investment Group plc†	994,171	13,481
	Cboe Global Markets, Inc.	580,980	55,449
	East West Bancorp, Inc.	872,818	41,869
*	Encore Capital Group, Inc.	676,976	18,434
	FirstCash, Inc.	446,438	38,617
	Virtu Financial, Inc.	916,664	21,771
			189,621
	Materials—6.6%
*	Axalta Coating Systems, Ltd.†	779,680	19,656
	Ball Corporation	1,139,691	65,942
	Celanese Corporation	370,571	36,542
	Martin Marietta Materials, Inc.	268,580	54,033
			176,173
	Communication Services—2.8%
	Cable One, Inc.	18,958	18,605
*	Live Nation Entertainment, Inc.	861,716	54,753
			73,358
	Real Estate—2.5%
	Colliers International Group, Inc.†	220,879	14,746
	FirstService Corporation†	332,448	29,701
	Jones Lang LaSalle, Inc.	133,088	20,519
			64,966
	Consumer Staples—1.7%
	Lamb Weston Holdings, Inc.	429,646	32,198
	Nu Skin Enterprises, Inc.	282,833	13,536
			45,734
	Energy—0.9%
*	Centennial Resource Development, Inc.	937,287	8,239
*	Parsley Energy, Inc.	846,844	16,344
			24,583
	Total Common Stocks—99.1% (cost $2,206,908)		2,628,147

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $25,514, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$25,513	$25,513
Total Repurchase Agreement—1.0% (cost $25,513)		25,513
Total Investments—100.1% (cost $2,232,421)		2,653,660
Liabilities, plus cash and other assets—(0.1)%		(1,339)
Net assets—100.0%		$2,652,321

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—20.8%
	American Financial Group, Inc.	186	$18
	CNO Financial Group, Inc.	812	13
	E*TRADE Financial Corporation	346	16
	East West Bancorp, Inc.	445	21
	First American Financial Corporation	311	16
	FNB Corporation	1,595	17
	Hancock Whitney Corporation	412	17
	Hanover Insurance Group, Inc.	196	23
	Home BancShares, Inc.	1,122	20
	Iberiabank Corporation	320	23
	National Bank Holdings Corporation	564	19
	PacWest Bancorp	856	32
	Radian Group, Inc.	1,072	22
	Selective Insurance Group, Inc.	367	23
	Sterling Bancorp	1,198	22
*	SVB Financial Group	91	20
	Umpqua Holdings Corporation	921	15
	Voya Financial, Inc.	561	28
*	Western Alliance Bancorp	379	16
	WSFS Financial Corporation	470	18
			399
	Real Estate—16.4%
	Acadia Realty Trust	869	24
	American Assets Trust, Inc.	427	20
	American Campus Communities, Inc.	621	29
	Americold Realty Trust	327	10
	Camden Property Trust	279	28
	Columbia Property Trust, Inc.	1,365	31
	Douglas Emmett, Inc.	664	27
	EPR Properties	339	26
	Equity Commonwealth	589	19
	Equity LifeStyle Properties, Inc.	200	23
	Healthcare Realty Trust, Inc.	915	29
	Pebblebrook Hotel Trust	737	23
	Terreno Realty Corporation	613	26
			315
	Industrials—13.2%
	Acuity Brands, Inc.	190	23
	Brady Corporation	465	22
	Curtiss-Wright Corporation	232	26
	Fortune Brands Home & Security, Inc.	514	24
*	Gardner Denver Holdings, Inc.	810	23
	GrafTech International, Ltd.	1,107	14
	Jacobs Engineering Group, Inc.	414	31
	Kansas City Southern	216	25
	Old Dominion Freight Line, Inc.	98	14
	Simpson Manufacturing Co., Inc.	340	20
	Snap-on, Inc.	126	20
	Watsco, Inc.	83	12
			254

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology—10.0%
	Avnet, Inc.	618	$27
	Belden, Inc.	364	19
	Booz Allen Hamilton Holding Corporation	508	29
*	Cadence Design Systems, Inc.	265	17
	j2 Global, Inc.	362	31
*	LiveRamp Holdings, Inc.	450	25
	MAXIMUS, Inc.	421	30
*	SolarWinds Corporation	653	13
			191
	Consumer Discretionary—8.5%
*	Adtalem Global Education, Inc.	470	22
	Carter’s, Inc.	219	22
	Dana, Inc.	826	15
	Dick’s Sporting Goods, Inc.	615	23
	Foot Locker, Inc.	408	25
	Kohl’s Corporation	282	19
*	TopBuild Corporation	223	14
	Wolverine World Wide, Inc.	667	24
			164
	Utilities—6.9%
	Alliant Energy Corporation	476	22
	Atmos Energy Corporation	257	26
	IDACORP, Inc.	218	22
	ONE Gas, Inc.	228	20
	Pinnacle West Capital Corporation	259	25
	UGI Corporation	316	18
			133
	Energy—5.4%
	Patterson-UTI Energy, Inc.	1,251	17
	Range Resources Corporation	1,679	19
	Targa Resources Corporation	637	26
*	Whiting Petroleum Corporation	687	18
*	WPX Energy, Inc.	1,799	24
			104
	Materials—5.3%
	Carpenter Technology Corporation	482	22
	FMC Corporation	223	17
	Minerals Technologies, Inc.	235	14
	PolyOne Corporation	527	16
	Sensient Technologies Corporation	210	14
	Steel Dynamics, Inc.	522	18
			101
	Health Care—5.1%
	CONMED Corporation	192	16
	Encompass Health Corporation	393	23
*	Hologic, Inc.	586	28
	PerkinElmer, Inc.	311	30
			97

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Consumer Staples—3.6%
Ingredion, Inc.	187	$18
J&J Snack Foods Corporation	123	19
Lamb Weston Holdings, Inc.	411	31
		68
Communication Services—3.0%
Cinemark Holdings, Inc.	601	24
Meredith Corporation	262	15
The Interpublic Group of Cos., Inc.	921	19
		58
Total Common Stocks—98.2% (cost $1,661)		1,884
Total Investments—98.2% (cost $1,661)		1,884
Cash and other assets, less liabilities—1.8%		35
Net assets—100.0%		$1,919

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—23.3%
	Albany International Corporation	118,225	$8,464
	Argan, Inc.	172,310	8,607
	Armstrong World Industries, Inc.	125,853	9,995
*	Blue Bird Corporation	569,570	9,643
	BWX Technologies, Inc.	271,119	13,442
*	Casella Waste Systems, Inc.	280,830	9,986
	Douglas Dynamics, Inc.	240,957	9,173
	ESCO Technologies, Inc.	90,486	6,065
*	Genesee & Wyoming, Inc.	89,107	7,765
	Healthcare Services Group, Inc.	274,347	9,051
	John Bean Technologies Corporation	102,970	9,462
	Luxfer Holdings plc†	479,765	11,985
*	Mercury Systems, Inc.	145,126	9,300
	Ritchie Bros Auctioneers, Inc.†	290,535	9,878
*	SiteOne Landscape Supply, Inc.	83,558	4,775
	The Brink’s Co.	182,370	13,752
*	Trex Co., Inc.	142,930	8,793
*	Willdan Group, Inc.	140,724	5,217
			165,353
	Health Care—21.0%
*	Amedisys, Inc.	52,700	6,496
*	Cambrex Corporation	226,533	8,801
*	Catalent, Inc.	225,638	9,159
*	Codexis, Inc.	333,388	6,845
*	CryoLife, Inc.	294,872	8,601
	Encompass Health Corporation	132,647	7,747
*	Glaukos Corporation	157,651	12,355
*	Halozyme Therapeutics, Inc.	223,970	3,606
*	Hanger, Inc.	469,680	8,947
*	Horizon Pharma plc†	459,662	12,149
*	Inogen, Inc.	62,410	5,952
*	Inspire Medical Systems, Inc.	127,930	7,264
*	Intersect ENT, Inc.	292,273	9,397
*	LHC Group, Inc.	78,355	8,686
*	Ligand Pharmaceuticals, Inc.	65,739	8,264
*	Portola Pharmaceuticals, Inc.	362,310	12,572
	Simulations Plus, Inc.	268,280	5,663
*	Veracyte, Inc.	262,800	6,575
			149,079
	Information Technology—19.0%
*	2U, Inc.	128,630	9,113
*	Agilysys, Inc.	652,360	13,811
*	Carbon Black, Inc.	475,850	6,638
*	Euronet Worldwide, Inc.	96,040	13,694
	j2 Global, Inc.	145,892	12,634
	Littelfuse, Inc.	38,833	7,086
*	LivePerson, Inc.	278,747	8,089
*	MaxLinear, Inc.	428,319	10,935
*	Nice, Ltd.—ADR	56,863	6,966
*	Pure Storage, Inc.	513,436	11,188
*	Qualys, Inc.	81,480	6,742
*	Rogers Corporation	51,244	8,142

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology — (continued)
*	Varonis Systems, Inc.	144,540	$8,619
*	Verra Mobility Corporation	224,144	2,667
*	WNS Holdings, Ltd.—ADR	156,012	8,311
			134,635
	Consumer Discretionary—14.7%
*	Adtalem Global Education, Inc.	181,323	8,399
*	Aspen Group, Inc. §	733,970	3,912
*	At Home Group, Inc.	252,400	4,508
*	Boot Barn Holdings, Inc.	352,253	10,371
	Dave & Buster’s Entertainment, Inc.	99,160	4,945
	Dine Brands Global, Inc.	72,110	6,583
*	Duluth Holdings, Inc.	194,189	4,630
*	Etsy, Inc.	65,252	4,386
*	Gentherm, Inc.	152,553	5,623
*	Grand Canyon Education, Inc.	102,273	11,711
*	Hilton Grand Vacations, Inc.	270,434	8,343
*	Laureate Education, Inc.	778,973	11,661
	Lithia Motors, Inc.	103,319	9,583
*	OneSpaWorld Holdings, Ltd.†	715,250	9,770
			104,425
	Financials—5.5%
*	Encore Capital Group, Inc.	301,668	8,215
	FirstCash, Inc.	114,928	9,941
	Glacier Bancorp, Inc.	163,295	6,543
	Home BancShares, Inc.	390,734	6,865
	Virtu Financial, Inc.	296,084	7,032
			38,596
	Consumer Staples—3.8%
	Calavo Growers, Inc.	84,251	7,064
*	Darling Ingredients, Inc.	242,690	5,254
	Nu Skin Enterprises, Inc.	115,318	5,519
*	Primo Water Corporation	575,913	8,904
			26,741
	Communication Services—3.4%
	Cable One, Inc.	11,790	11,571
*	Cars.com, Inc.	241,648	5,510
*	ORBCOMM, Inc.	980,305	6,646
			23,727
	Real Estate—3.2%
	Colliers International Group, Inc.†	104,634	6,985
	CoreSite Realty Corporation	64,834	6,939
	FirstService Corporation†	95,867	8,565
			22,489
	Energy—1.9%
*	Callon Petroleum Co.	437,883	3,306
	Cameco Corporation†	609,160	7,182

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Energy — (continued)
*	Centennial Resource Development, Inc.	346,700	$3,047
			13,535
	Materials—0.8%
	Orion Engineered Carbons S.A.†	290,882	5,524
	Total Common Stocks—96.6% (cost $599,840)		684,104
	Exchange-Traded Fund
	iShares Russell 2000 Growth ETF	35,440	6,970
	Total Exchange-Traded Fund—1.0% (cost $7,070)		6,970
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $39,287, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$39,285	39,285
	Total Repurchase Agreement—5.5% (cost $39,285)		39,285
	Total Investments—103.1% (cost $646,195)		730,359
	Liabilities, plus cash and other assets—(3.1)%		(21,937)
	Net assets—100.0%		$708,422

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 0.55% of the Fund’s net assets at March 31, 2019.

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Financials—22.3%
	Banc of California, Inc.	217,590	$3,011
	Banner Corporation	103,853	5,626
	Boston Private Financial Holdings, Inc.	351,194	3,849
	CNO Financial Group, Inc.	285,435	4,618
	CVB Financial Corporation	183,034	3,853
	FNB Corporation	505,618	5,360
	Glacier Bancorp, Inc.	78,457	3,144
	Hancock Whitney Corporation	159,180	6,431
	Hanover Insurance Group, Inc.	60,499	6,907
	Home BancShares, Inc.	359,990	6,325
	Iberiabank Corporation	94,689	6,790
	National Bank Holdings Corporation	167,704	5,578
	OceanFirst Financial Corporation	212,148	5,104
	PacWest Bancorp	137,410	5,168
	Radian Group, Inc.	331,420	6,874
	Renasant Corporation	163,531	5,535
	Sandy Spring Bancorp, Inc.	171,608	5,368
*	Seacoast Banking Corporation of Florida	206,978	5,454
	Selective Insurance Group, Inc.	102,856	6,509
	Sterling Bancorp	370,965	6,911
	Umpqua Holdings Corporation	228,294	3,767
*	Western Alliance Bancorp	121,085	4,969
	WSFS Financial Corporation	113,921	4,397
			121,548
	Real Estate—11.1%
	Acadia Realty Trust	225,390	6,146
	Agree Realty Corporation	57,595	3,993
	American Assets Trust, Inc.	110,382	5,062
	Americold Realty Trust	84,625	2,582
	Columbia Property Trust, Inc.	319,265	7,187
	Equity Commonwealth	114,100	3,730
	Healthcare Realty Trust, Inc.	230,291	7,395
	Highwoods Properties, Inc.	141,491	6,619
	Pebblebrook Hotel Trust	158,272	4,916
	Sunstone Hotel Investors, Inc.	348,565	5,019
	Terreno Realty Corporation	184,393	7,752
			60,401
	Industrials—10.9%
	Acuity Brands, Inc.	27,845	3,342
	Brady Corporation	136,702	6,345
*	Continental Building Products, Inc.	154,955	3,841
	Curtiss-Wright Corporation	48,015	5,442
	ESCO Technologies, Inc.	78,889	5,288
*	Gardner Denver Holdings, Inc.	136,050	3,784
	GrafTech International, Ltd.	189,961	2,430
	Interface, Inc.	159,287	2,440
	Kadant, Inc.	35,645	3,135
	Matson, Inc.	120,090	4,334
	Moog, Inc.	42,175	3,667
*	Saia, Inc.	54,766	3,346
	Simpson Manufacturing Co., Inc.	80,362	4,763
	Watsco, Inc.	17,960	2,572

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Industrials — (continued)
	Watts Water Technologies, Inc.	56,325	$4,552
			59,281
	Information Technology—10.7%
	Avnet, Inc.	136,415	5,916
	Belden, Inc.	102,947	5,528
	Booz Allen Hamilton Holding Corporation	96,163	5,591
*	Ciena Corporation	146,665	5,476
*	Inphi Corporation	92,589	4,050
	j2 Global, Inc.	78,545	6,802
*	LiveRamp Holdings, Inc.	99,845	5,449
	MAXIMUS, Inc.	72,560	5,150
*	Semtech Corporation	94,600	4,816
*	SolarWinds Corporation	182,362	3,560
*	Viavi Solutions, Inc.	475,254	5,884
			58,222
	Consumer Discretionary—7.9%
	Abercrombie & Fitch Co.	185,665	5,089
*	Adtalem Global Education, Inc.	132,026	6,115
	Carter’s, Inc.	54,060	5,449
*	Cavco Industries, Inc.	26,285	3,089
	Dana, Inc.	263,123	4,668
	Dave & Buster’s Entertainment, Inc.	51,425	2,565
	Dick’s Sporting Goods, Inc.	147,152	5,417
*	IMAX Corporation†	43,219	980
*	TopBuild Corporation	65,939	4,274
	Wolverine World Wide, Inc.	155,641	5,561
			43,207
	Utilities—6.5%
	ALLETE, Inc.	68,025	5,594
	Black Hills Corporation	45,440	3,366
	Chesapeake Utilities Corporation	37,915	3,458
	IDACORP, Inc.	62,310	6,202
	ONE Gas, Inc.	69,747	6,210
	PNM Resources, Inc.	124,080	5,874
	South Jersey Industries, Inc.	139,243	4,465
			35,169
	Energy—5.6%
	Archrock, Inc.	520,258	5,088
*	Callon Petroleum Co.	674,144	5,090
*	Forum Energy Technologies, Inc.	323,530	1,653
*	Newpark Resources, Inc.	464,204	4,252
*	PDC Energy, Inc.	152,468	6,202
	Range Resources Corporation	320,625	3,604
	Solaris Oilfield Infrastructure, Inc.	266,966	4,389
			30,278
	Health Care—5.2%
	CONMED Corporation	110,382	9,182
	Encompass Health Corporation	123,446	7,209
*	Integer Holdings Corporation	105,123	7,928

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Health Care — (continued)
*	Magellan Health, Inc.	60,589	$3,994
			28,313
	Materials—4.0%
	Carpenter Technology Corporation	107,206	4,916
	Minerals Technologies, Inc.	70,748	4,159
	PolyOne Corporation	124,259	3,642
	Sensient Technologies Corporation	74,827	5,073
	Silgan Holdings, Inc.	143,378	4,248
			22,038
	Consumer Staples—3.0%
*	Darling Ingredients, Inc.	300,038	6,496
	J&J Snack Foods Corporation	45,623	7,247
	SpartanNash Co.	156,168	2,478
			16,221
	Communication Services—2.1%
	Cinemark Holdings, Inc.	129,520	5,180
	Meredith Corporation	111,835	6,180
			11,360
	Total Common Stocks—89.3% (cost $395,509)		486,038
	Exchange-Traded Funds
	iShares Russell 2000 ETF	138,043	21,133
	iShares Russell 2000 Value ETF	175,774	21,075
	Total Exchange-Traded Funds—7.8% (cost $41,867)		42,208
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $17,261, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$17,260	17,260
	Total Repurchase Agreement—3.2% (cost $17,260)		17,260
	Total Investments—100.3% (cost $454,636)		545,506
	Liabilities, plus cash and other assets—(0.3)%		(1,480)
	Net assets—100.0%		$544,026

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—56.2%
	Canada—1.6%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	69,884	$3,260
	United States—54.6%
*	ABIOMED, Inc. (Health care equipment & supplies)	4,034	1,152
*	Adobe, Inc. (Software)	13,187	3,514
*	Align Technology, Inc. (Health care equipment & supplies)	3,869	1,100
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	4,982	5,863
*	Amazon.com, Inc. (Internet & direct marketing retail)	3,268	5,820
	BlackRock, Inc. (Capital markets)	7,869	3,363
	Carnival Corporation (Hotels, restaurants & leisure)†	49,627	2,517
*	CoStar Group, Inc. (Professional services)	3,833	1,788
	Domino’s Pizza, Inc. (Hotels, restaurants & leisure)	9,357	2,415
	EOG Resources, Inc. (Oil, gas & consumable fuels)	22,935	2,183
*	Facebook, Inc. Class “A” (Interactive Media & Services)	20,516	3,420
	Fifth Third Bancorp (Banks)	70,390	1,775
*	Guidewire Software, Inc. (Software)	11,100	1,079
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	4,666	1,043
*	Illumina, Inc. (Life sciences tools & services)	4,339	1,348
	Intercontinental Exchange, Inc. (Capital markets)	41,800	3,183
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	3,299	1,882
	JPMorgan Chase & Co. (Banks)	33,138	3,355
	Mastercard, Inc. Class “A” (IT services)	19,308	4,546
	NextEra Energy, Inc. (Electric utilities)	14,847	2,870
*	PayPal Holdings, Inc. (IT services)	31,842	3,306
	Prologis, Inc. (Equity REIT)	27,361	1,969
	Raytheon Co. (Aerospace & defense)	19,593	3,568
	Roper Technologies, Inc. (Industrial conglomerates)	9,643	3,298
*	salesforce.com, Inc. (Software)	21,736	3,442
	Southwest Airlines Co. (Airlines)	20,620	1,070
	The Boeing Co. (Aerospace & defense)	8,014	3,057
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	25,154	4,164
	The Goldman Sachs Group, Inc. (Capital markets)	10,503	2,016
	The Home Depot, Inc. (Specialty retail)	19,671	3,775
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	12,510	3,424
*	Ulta Salon Cosmetics & Fragrance, Inc. (Specialty retail)	8,382	2,923
	Union Pacific Corporation (Road & rail)	25,144	4,204
	UnitedHealth Group, Inc. (Health care providers & services)	18,469	4,567
	Vail Resorts, Inc. (Hotels, restaurants & leisure)	11,226	2,439
*	Veeva Systems, Inc. Class “A” (Health care technology)	8,688	1,102
*	Weight Watchers International, Inc. (Diversified consumer services)	25,849	521
*	Worldpay, Inc. Class “A” (IT services)	32,188	3,653
	Zoetis, Inc. (Pharmaceuticals)	30,582	3,079
			109,793
	Europe—13.5%
	Denmark—1.9%
	Chr Hansen Holding A/S (Chemicals)	19,156	1,942
	DSV A/S (Road & rail)	23,700	1,960
			3,902
	France—1.9%
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	10,232	3,764

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—13.5%—(continued)
	Germany—2.1%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	108,688	$2,156
	MTU Aero Engines AG (Aerospace & defense)	9,344	2,115
			4,271
	Ireland—0.9%
	Allegion plc (Building products)†	18,893	1,714
	Netherlands—1.3%
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	86,568	2,717
	Sweden—2.4%
	Atlas Copco AB Class “A” (Machinery)	66,002	1,772
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	57,933	3,022
			4,794
	Switzerland—3.0%
	Lonza Group AG (Life sciences tools & services)*	9,431	2,925
	Partners Group Holding AG (Capital markets)	4,148	3,016
			5,941
	Emerging Asia—9.4%
	China—5.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	27,218	4,966
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	36,291	1,530
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	120,000	1,608
	Tencent Holdings, Ltd. (Interactive Media & Services)	78,700	3,619
			11,723
	India—1.5%
	HDFC Bank, Ltd.—ADR (Banks)	26,241	3,042
	Taiwan—2.0%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	99,179	4,062
	Asia—7.3%
	Australia—3.9%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	68,561	1,193
	CSL, Ltd. (Biotechnology)	24,140	3,342
	Macquarie Group, Ltd. (Capital markets)	35,714	3,282
			7,817
	Hong Kong—3.4%
	AIA Group, Ltd. (Insurance)	415,400	4,135
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	415,000	2,826
			6,961
	Japan—7.3%
	Daikin Industries, Ltd. (Building products)	18,600	2,177
	Keyence Corporation (Electronic equipment, instruments & components)	5,700	3,547
	M3, Inc. (Health care technology)	47,500	796

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Japan—7.3%—(continued)
MISUMI Group, Inc. (Machinery)	34,400	$854
Nihon M&A Center, Inc. (Professional services)	60,800	1,662
Nissan Chemical Corp. (Chemicals)	19,200	878
ORIX Corporation (Diversified financial services)	139,100	1,995
SMC Corporation (Machinery)	3,500	1,312
ZOZO Inc. (Internet & direct marketing retail)	82,300	1,549
		14,770
United Kingdom—4.5%
Aptiv plc (Auto components)†	27,092	2,154
Burford Capital, Ltd. (Capital markets)	43,633	958
Compass Group plc (Hotels, restaurants & leisure)	148,460	3,489
Fevertree Drinks plc (Beverages)	33,351	1,311
Victrex plc (Chemicals)	37,107	1,042
		8,954
Total Common Stocks—98.2% (cost $150,900)		197,485
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $3,992, collateralized by U.S. Treasury Note, 1.750%, due 5/15/23	$3,992	3,992
Total Repurchase Agreement—2.0% (cost $3,992)		3,992
Total Investments—100.2% (cost $154,892)		201,477
Liabilities, plus cash and other assets—(0.2)%		(315)
Net assets—100.0%		$201,162

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.9%
Financials	16.9%
Information Technology	16.4%
Industrials	15.5%
Health Care	13.0%
Communication Services	6.5%
Consumer Staples	2.8%
Energy	2.5%
Materials	2.0%
Utilities	1.5%
Real Estate	1.0%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	66.1%
Japanese Yen	7.5%
Hong Kong Dollar	6.2%
Euro	5.4%
Australian Dollar	4.0%
British Pound Sterling	3.4%
Swiss Franc	3.0%
Swedish Krona	2.4%
Danish Krone	2.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.3%
	Denmark—3.3%
	Coloplast A/S Class “B” (Health care equipment & supplies)	80,140	$8,793
	Orsted A/S (Electric utilities)	99,685	7,555
			16,348
	Finland—0.5%
	Neste Oyj (Oil, gas & consumable fuels)	23,468	2,501
	France—10.8%
	Airbus SE (Aerospace & defense)	90,295	11,942
	Capgemini SE (IT services)	79,044	9,585
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	32,766	12,052
	Safran S.A. (Aerospace & defense)	85,501	11,725
	Total S.A. (Oil, gas & consumable fuels)	135,440	7,524
			52,828
	Germany—3.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	219,855	4,362
	Rational AG (Machinery)	8,402	5,184
	SAP SE (Software)	77,951	9,006
			18,552
	Ireland—1.6%
	Kingspan Group plc (Building products)	171,251	7,926
	Israel—1.8%
*	Check Point Software Technologies, Ltd. (Software)†	71,408	9,032
	Italy—0.5%
	Ferrari N.V. (Automobiles)	18,450	2,473
	Luxembourg—0.9%
	Tenaris S.A. (Energy equipment & services)	302,663	4,249
	Netherlands—4.7%
*	Adyen N.V. (IT services)	5,039	3,945
	Koninklijke Philips N.V. (Health care equipment & supplies)	254,288	10,359
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	283,163	8,888
			23,192
	Spain—4.2%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	234,692	10,309
	Amadeus IT Group S.A. (IT services)	128,337	10,279
			20,588
	Sweden—2.6%
	Atlas Copco AB Class “A” (Machinery)	199,851	5,366
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	142,061	7,411
			12,777
	Switzerland—6.6%
*	Lonza Group AG (Life sciences tools & services)	35,362	10,966
	Partners Group Holding AG (Capital markets)	11,274	8,197

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—41.3%—(continued)
	Sika AG (Chemicals)	34,811	$4,863
*	Temenos AG (Software)	56,392	8,314
			32,340
	United Kingdom—15.1%
	Abcam plc (Biotechnology)	127,917	1,891
	BHP Group plc (Metals & mining)	375,249	9,035
	Compass Group plc (Hotels, restaurants & leisure)	424,218	9,970
	Diageo plc (Beverages)	245,934	10,052
	Experian plc (Professional services)	367,094	9,940
	Ferguson plc (Trading companies & distributors)	95,498	6,075
	London Stock Exchange Group plc (Capital markets)	110,005	6,807
	RELX plc (Professional services)	426,488	9,118
	Segro plc (Equity REIT)	815,259	7,150
	St James’s Place plc (Capital markets)	313,598	4,199
			74,237
	Emerging Asia—13.0%
	China—9.1%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	83,441	15,224
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,147,000	10,434
	NetEase, Inc.—ADR (Entertainment)	29,772	7,188
	Tencent Holdings, Ltd. (Interactive Media & Services)	262,800	12,086
			44,932
	India—1.5%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	264,927	7,511
	Taiwan—2.4%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,466,000	11,677
	Asia—9.7%
	Australia—5.1%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	262,413	4,567
	CSL, Ltd. (Biotechnology)	69,669	9,643
	Macquarie Group, Ltd. (Capital markets)	118,209	10,863
			25,073
	Hong Kong—4.6%
	AIA Group, Ltd. (Insurance)	1,596,800	15,897
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,003,000	6,830
			22,727
	Canada—9.6%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	230,154	10,737
	Canadian National Railway Co. (Road & rail)	145,082	12,988
	Dollarama, Inc. (Multiline retail)	175,076	4,670
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	152,025	8,176

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Cananda—9.6%—(continued)
The Toronto-Dominion Bank (Banks)	195,073	$10,586
		47,157
Japan—8.9%
Daikin Industries, Ltd. (Building products)	58,000	6,787
Keyence Corporation (Electronic equipment, instruments & components)	21,200	13,193
Nitori Holdings Co., Ltd. (Specialty retail)	48,400	6,245
Shiseido Co., Ltd. (Personal products)	125,200	9,023
SMC Corporation (Machinery)	9,400	3,522
Suzuki Motor Corporation (Automobiles)	111,100	4,910
		43,680
Emerging Europe, Mid-East, Africa—0.8%
South Africa—0.8%
Bid Corporation, Ltd. (Food & staples retailing)	182,402	3,767
Total Common Stocks—98.4% (cost $409,786)		483,567
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $6,753, collateralized by U.S. Treasury Note, 1.750%, due 5/15/23	$6,753	6,753
Total Repurchase Agreement—1.4% (cost $6,753)		6,753
Total Investments—99.8% (cost $416,539)		490,320
Cash and other assets, less liabilities—0.2%		769
Net assets—100.0%		$491,089

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	20.8%
Information Technology	18.0%
Financials	17.6%
Consumer Discretionary	13.8%
Health Care	8.6%
Communication Services	5.7%
Energy	4.8%
Consumer Staples	4.7%
Materials	2.9%
Utilities	1.6%
Real Estate	1.5%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.4%
British Pound Sterling	15.3%
Hong Kong Dollar	9.4%
Japanese Yen	9.0%
U.S. Dollar	8.7%
Canadian Dollar	7.5%
Swiss Franc	6.7%
Australian Dollar	5.2%
Danish Krone	3.4%
Swedish Krona	2.6%
New Taiwan Dollar	2.4%
Indian Rupee	1.6%
All Other Currencies	0.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—37.7%
	Denmark—1.6%
	DSV A/S (Road & rail)	18,916	$1,564
	France—8.7%
	Airbus SE (Aerospace & defense)	20,462	2,706
	Capgemini SE (IT services)	16,728	2,029
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	5,183	1,906
	Safran S.A. (Aerospace & defense)	14,582	2,000
			8,641
	Germany—8.2%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	44,754	888
	MTU Aero Engines AG (Aerospace & defense)	15,081	3,414
*	QIAGEN N.V. (Life sciences tools & services)†	41,544	1,690
	SAP SE (Software)	18,862	2,179
			8,171
	Ireland—4.1%
	Accenture plc Class “A” (IT services)†	9,391	1,653
	Kerry Group plc Class “A” (Food products)	21,912	2,446
			4,099
	Netherlands—3.2%
*	Adyen N.V. (IT services)	910	712
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	79,768	2,504
			3,216
	Sweden—3.1%
	Atlas Copco AB Class “A” (Machinery)	48,948	1,314
	Boliden AB (Metals & mining)	63,099	1,796
			3,110
	Switzerland—8.8%
	Novartis AG (Pharmaceuticals)	22,502	2,165
	Partners Group Holding AG (Capital markets)	4,579	3,329
	Straumann Holding AG (Health care equipment & supplies)	2,369	1,933
	Tecan Group AG (Life sciences tools & services)	5,725	1,350
			8,777
	United Kingdom—17.3%
	AstraZeneca plc (Pharmaceuticals)	35,836	2,864
	Compass Group plc (Hotels, restaurants & leisure)	191,392	4,498
	Diageo plc (Beverages)	107,163	4,380
	Halma plc (Electronic equipment, instruments & components)	79,254	1,726
	Legal & General Group plc (Insurance)	383,985	1,377
	Prudential plc (Insurance)	117,174	2,346
			17,191
	Canada—11.8%
	Canadian National Railway Co. (Road & rail)†	43,035	3,851
	Enerplus Corporation (Oil, gas & consumable fuels)	208,457	1,747
	Lundin Mining Corporation (Metals & mining)	220,794	1,024
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	33,632	1,809

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Canada—11.8%—(continued)
	The Toronto-Dominion Bank (Banks)†	61,547	$3,344
			11,775
	Japan—11.0%
	Daikin Industries, Ltd. (Building products)	18,018	2,108
	Digital Arts, Inc. (Software)	5,100	416
	Harmonic Drive Systems, Inc. (Machinery)	23,400	800
	Hoya Corporation (Health care equipment & supplies)	25,100	1,655
	Keyence Corporation (Electronic equipment, instruments & components)	4,200	2,614
	Nihon M&A Center, Inc. (Professional services)	49,480	1,353
	Shiseido Co., Ltd. (Personal products)	27,500	1,982
			10,928
	Asia—7.9%
	Australia—4.2%
	CSL, Ltd. (Biotechnology)	15,484	2,143
	Goodman Group (Equity REIT)	215,925	2,047
			4,190
	Hong Kong—3.7%
	AIA Group, Ltd. (Insurance)	370,786	3,691
	Emerging Asia—7.5%
	China—2.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	13,263	2,420
	India—2.3%
	HDFC Bank, Ltd.—ADR (Banks)	20,079	2,327
	Taiwan—2.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	66,788	2,736
	Emerging Latin America—1.5%
	Peru—1.5%
	Credicorp, Ltd. (Banks)†	6,081	1,459
	Total Common Stocks—94.7% (cost $77,861)		94,295
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $5,178, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$5,178	5,178
	Total Repurchase Agreement—5.2% (cost $5,178)		5,178

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—99.9% (cost $83,039)	$99,473
Cash and other assets, less liabilities—0.1%	125
Net assets—100.0%	$99,598

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	20.2%
Financials	19.0%
Information Technology	15.9%
Health Care	14.6%
Consumer Discretionary	9.4%
Consumer Staples	9.3%
Energy	4.5%
Materials	3.0%
Real Estate	2.2%
Communication Services	1.9%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.0%
U.S. Dollar	20.7%
British Pound Sterling	18.2%
Japanese Yen	11.6%
Swiss Franc	9.3%
Canadian Dollar	4.9%
Australian Dollar	4.4%
Hong Kong Dollar	3.9%
Swedish Krona	3.3%
Danish Krone	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—37.7%
	Denmark—1.6%
	DSV A/S (Road & rail)	3,512	$290
	France—8.7%
	Airbus SE (Aerospace & defense)	3,800	502
	Capgemini SE (IT services)	3,106	377
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	962	354
	Safran S.A. (Aerospace & defense)	2,708	371
			1,604
	Germany—8.2%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	8,310	165
	MTU Aero Engines AG (Aerospace & defense)	2,800	634
*	QIAGEN N.V. (Life sciences tools & services)†	7,714	314
	SAP SE (Software)	3,502	404
			1,517
	Ireland—4.1%
	Accenture plc Class “A” (IT services)†	1,744	307
	Kerry Group plc Class “A” (Food products)	4,069	454
			761
	Netherlands—3.2%
*	Adyen N.V. (IT services)	170	133
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	14,812	465
			598
	Sweden—3.1%
	Atlas Copco AB Class “A” (Machinery)	9,089	244
	Boliden AB (Metals & mining)	11,717	334
			578
	Switzerland—8.8%
	Novartis AG (Pharmaceuticals)	4,178	402
	Partners Group Holding AG (Capital markets)	854	621
	Straumann Holding AG (Health care equipment & supplies)	440	359
	Tecan Group AG (Life sciences tools & services)	1,063	251
			1,633
	United Kingdom—17.2%
	AstraZeneca plc (Pharmaceuticals)	6,648	531
	Compass Group plc (Hotels, restaurants & leisure)	35,539	835
	Diageo plc (Beverages)	19,899	813
	Halma plc (Electronic equipment, instruments & components)	14,722	321
	Legal & General Group plc (Insurance)	71,300	256
	Prudential plc (Insurance)	21,758	436
			3,192
	Canada—11.8%
	Canadian National Railway Co. (Road & rail)†	7,991	715
	Enerplus Corporation (Oil, gas & consumable fuels)	38,707	324
	Lundin Mining Corporation (Metals & mining)	40,977	190
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	6,245	336

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Canada—11.8%—(continued)
	The Toronto-Dominion Bank (Banks)†	11,428	$621
			2,186
	Japan—11.0%
	Daikin Industries, Ltd. (Building products)	3,306	387
	Digital Arts, Inc. (Software)	1,000	82
	Harmonic Drive Systems, Inc. (Machinery)	4,300	147
	Hoya Corporation (Health care equipment & supplies)	4,700	310
	Keyence Corporation (Electronic equipment, instruments & components)	800	498
	Nihon M&A Center, Inc. (Professional services)	9,200	251
	Shiseido Co., Ltd. (Personal products)	5,100	367
			2,042
	Asia—7.9%
	Australia—4.2%
	CSL, Ltd. (Biotechnology)	2,875	398
	Goodman Group (Equity REIT)	40,094	380
			778
	Hong Kong—3.7%
	AIA Group, Ltd. (Insurance)	68,871	686
	Emerging Asia—7.5%
	China—2.4%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	2,463	450
	India—2.3%
	HDFC Bank, Ltd.—ADR (Banks)	3,728	432
	Taiwan—2.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	12,402	508
	Emerging Latin America—1.5%
	Peru—1.5%
	Credicorp, Ltd. (Banks)†	1,129	271
	Total Common Stocks—94.6% (cost $14,469)		17,526
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $1,024 collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$1,024	1,024
	Total Repurchase Agreement—5.6% (cost $1,024)		1,024

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Value
Total Investments—100.2% (cost $15,493)	$18,550
Liabilities, plus cash and other assets—(0.2)%	(30)
Net assets—100.0%	$18,520

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Developed Plus Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	20.2%
Financials	19.1%
Information Technology	15.9%
Health Care	14.6%
Consumer Discretionary	9.3%
Consumer Staples	9.3%
Energy	4.5%
Materials	3.0%
Real Estate	2.2%
Communication Services	1.9%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	22.0%
U.S. Dollar	20.6%
British Pound Sterling	18.2%
Japanese Yen	11.7%
Swiss Franc	9.3%
Canadian Dollar	4.9%
Australian Dollar	4.4%
Hong Kong Dollar	3.9%
Swedish Krona	3.3%
Danish Krone	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.2%
	Denmark—3.5%
	Ambu A/S Class “B” (Health care equipment & supplies)	90,390	$2,392
	Chr Hansen Holding A/S (Chemicals)	101,565	10,295
	Coloplast A/S Class “B” (Health care equipment & supplies)	128,041	14,048
	DSV A/S (Road & rail)	210,808	17,434
*	Genmab A/S (Biotechnology)	37,405	6,491
	Orsted A/S (Electric utilities)	202,157	15,321
	Royal Unibrew A/S (Beverages)	58,761	4,335
	Tryg A/S (Insurance)	111,481	3,058
			73,374
	Finland—0.9%
	Neste Oyj (Oil, gas & consumable fuels)	177,848	18,953

	France—13.0%
	Airbus SE (Aerospace & defense)	252,736	33,425
	Capgemini SE (IT services)	188,509	22,859
	Dassault Systemes SE (Software)	116,827	17,397
	Hermes International (Textiles, apparel & luxury goods)	12,208	8,055
	Ipsen S.A. (Pharmaceuticals)	37,072	5,082
	Kering S.A. (Textiles, apparel & luxury goods)	36,441	20,897
	L’Oreal S.A. (Personal products)	96,674	26,005
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	75,206	27,662
	Nexity S.A. (Real estate management & development)	66,784	3,259
	Orpea (Health care providers & services)	52,855	6,344
	Rubis SCA (Gas utilities)	70,080	3,822
	Safran S.A. (Aerospace & defense)	194,216	26,634
	Teleperformance (Professional services)	52,209	9,382
	Thales S.A. (Aerospace & defense)	143,984	17,242
	Total S.A. (Oil, gas & consumable fuels)	340,052	18,889
	Veolia Environnement S.A. (Multi-utilities)	999,262	22,340
*	Worldline S.A. (IT services)	56,000	3,317
			272,611
	Germany—4.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	40,261	3,362
	KION Group AG (Machinery)	60,943	3,185
	MTU Aero Engines AG (Aerospace & defense)	96,575	21,862
	Norma Group SE (Machinery)	42,959	2,085
	Puma SE (Textiles, apparel & luxury goods)	10,224	5,929
*	QIAGEN N.V. (Life sciences tools & services)†	311,785	12,683
	SAP SE (Software)	240,126	27,744
	Vonovia SE (Real estate management & development)	429,958	22,292
	Washtec AG (Machinery)	18,401	1,404
			100,546
	Ireland—1.5%
*	ICON plc (Life sciences tools & services)†	84,768	11,578
	Kerry Group plc Class “A” (Food products)	112,983	12,610
	Kingspan Group plc (Building products)	159,163	7,367
			31,555

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—41.2%—(continued)
	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	139,319	$17,623
*	Wix.com, Ltd. (IT services)†	49,185	5,943
			23,566
	Italy—2.0%
	Banca Generali SpA (Capital markets)	169,994	4,230
	Enel SpA (Electric utilities)	1,596,574	10,216
	Ferrari N.V. (Automobiles)	72,812	9,760
	Interpump Group SpA (Machinery)	117,235	3,824
	Moncler SpA (Textiles, apparel & luxury goods)	101,977	4,109
	Recordati SpA (Pharmaceuticals)	191,566	7,459
	Technogym SpA (Leisure products)	280,715	3,454
			43,052
	Luxembourg—0.5%
	Eurofins Scientific SE (Life sciences tools & services)	10,460	4,330
	Tenaris S.A. (Energy equipment & services)	452,324	6,350
			10,680
	Netherlands—4.1%
*	Adyen N.V. (IT services)	5,750	4,502
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	59,465	11,153
	Euronext N.V. (Capital markets)	45,691	2,896
	Koninklijke Philips N.V. (Health care equipment & supplies)	513,378	20,913
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	875,606	27,482
	Wolters Kluwer N.V. (Professional services)	283,124	19,278
			86,224
	Spain—2.4%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	310,289	13,630
	Amadeus IT Group S.A. (IT services)	363,907	29,146
	Bankinter S.A. (Banks)	905,844	6,900
			49,676
	Sweden—1.6%
	Fabege AB (Real estate management & development)	305,447	4,435
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	285,898	14,914
	Indutrade AB (Trading companies & distributors)	114,797	3,267
	Nibe Industrier AB Class “B” (Building products)	259,377	3,321
	Nolato AB Class “B” (Industrial conglomerates)	41,513	1,726
*	Swedish Orphan Biovitrum AB (Biotechnology)	253,928	5,957
			33,620
	Switzerland—5.8%
	Belimo Holding AG (Building products)	477	2,383
	Logitech International S.A. (Technology hardware, storage & peripherals)	179,417	7,033
*	Lonza Group AG (Life sciences tools & services)	101,013	31,326
	Novartis AG (Pharmaceuticals)	381,843	36,729
	Partners Group Holding AG (Capital markets)	23,517	17,099
	Sika AG (Chemicals)	119,589	16,706

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—41.2%—(continued)
*	Temenos AG (Software)	74,757	$11,021
			122,297
	United Kingdom—15.3%
	3i Group plc (Capital markets)	719,869	9,233
	Abcam plc (Biotechnology)	183,337	2,710
	AstraZeneca plc (Pharmaceuticals)	379,697	30,340
	AVEVA Group plc (Software)	140,917	5,921
	Beazley plc (Insurance)	727,416	4,879
	Big Yellow Group plc (Equity REIT)	354,569	4,579
	Burford Capital, Ltd. (Capital markets)	141,209	3,101
	Close Brothers Group plc (Capital markets)	142,693	2,704
	Compass Group plc (Hotels, restaurants & leisure)	1,498,493	35,219
	Croda International plc (Chemicals)	150,248	9,859
	Diageo plc (Beverages)	738,429	30,180
	Experian plc (Professional services)	1,056,057	28,596
	Fevertree Drinks plc (Beverages)	130,721	5,140
	Greggs plc (Hotels, restaurants & leisure)	326,026	7,809
	Halma plc (Electronic equipment, instruments & components)	485,663	10,576
	Hiscox, Ltd. (Insurance)	440,348	8,947
	Intermediate Capital Group plc (Capital markets)	409,385	5,679
	Intertek Group plc (Professional services)	96,382	6,097
	Kindred Group plc (Hotels, restaurants & leisure)	417,594	4,182
	London Stock Exchange Group plc (Capital markets)	239,405	14,814
	Melrose Industries plc (Electrical equipment)	3,703,124	8,834
	RELX plc (Professional services)	1,044,385	22,329
	Renishaw plc (Electronic equipment, instruments & components)	62,018	2,994
	Rentokil Initial plc (Commercial services & supplies)	2,322,953	10,689
	Rotork plc (Machinery)	1,306,827	4,813
	Segro plc (Equity REIT)	1,410,284	12,369
	Spirax-Sarco Engineering plc (Machinery)	85,701	8,026
	SSP Group plc (Hotels, restaurants & leisure)	545,476	4,918
	The Weir Group plc (Machinery)	263,200	5,341
	Victrex plc (Chemicals)	195,597	5,492
	WH Smith plc (Specialty retail)	190,434	5,263
			321,633
	Emerging Asia—14.3%
	China—8.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	246,585	44,989
*	China Mengniu Dairy Co., Ltd. (Food products)	1,943,000	7,228
	China Merchants Bank Co., Ltd. Class “H” (Banks)	3,827,500	18,601
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	98,453	12,511
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,955,500	6,208
	NetEase, Inc.—ADR (Entertainment)	33,677	8,131
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,721,000	30,468
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	616,000	8,255
	Tencent Holdings, Ltd. (Interactive Media & Services)	1,014,200	46,641
*	Tencent Music Entertainment Group—ADR (Entertainment)	221,290	4,006
			187,038
	India—1.8%
	HDFC Bank, Ltd. (Banks)	322,797	10,792

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—14.3%—(continued)
Hexaware Technologies, Ltd. (IT services)	560,211	$2,794
Hindustan Unilever, Ltd. (Household products)	285,542	7,034
Maruti Suzuki India, Ltd. (Automobiles)	68,898	6,636
Motherson Sumi Systems, Ltd. (Auto components)	1,199,435	2,593
Pidilite Industries, Ltd. (Chemicals)	213,484	3,847
Titan Co., Ltd. (Textiles, apparel & luxury goods)	304,041	5,026
		38,722
Indonesia—1.3%
PT Astra International Tbk (Automobiles)	9,599,100	4,938
PT Bank Central Asia Tbk (Banks)	11,767,800	22,932
		27,870
South Korea—0.4%
Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	40,390	7,633
Taiwan—1.5%
Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	274,000	3,689
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	657,396	26,927
		30,616
Thailand—0.4%
Airports of Thailand PCL (Transportation infrastructure)	1,910,200	4,093
Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	4,510,100	3,525
		7,618
Japan—10.5%
Asahi Intecc Co., Ltd. (Health care equipment & supplies)	138,700	6,508
Daikin Industries, Ltd. (Building products)	132,900	15,553
Harmonic Drive Systems, Inc. (Machinery)	110,500	3,779
Hoya Corporation (Health care equipment & supplies)	309,500	20,411
Keyence Corporation (Electronic equipment, instruments & components)	56,600	35,222
M3, Inc. (Health care technology)	407,500	6,828
MISUMI Group, Inc. (Machinery)	283,300	7,035
MonotaRO Co., Ltd. (Trading companies & distributors)	178,600	3,966
Nichias Corporation (Building products)	131,100	2,593
Nihon M&A Center, Inc. (Professional services)	211,800	5,790
Nitori Holdings Co., Ltd. (Specialty retail)	44,500	5,742
Nomura Research Institute, Ltd. (IT services)	128,500	5,832
Sankyu, Inc. (Road & rail)	78,520	3,826
Shimadzu Corporation (Electronic equipment, instruments & components)	222,700	6,430
Shiseido Co., Ltd. (Personal products)	302,400	21,793
SMC Corporation (Machinery)	26,600	9,967
TechnoPro Holdings, Inc. (Professional services)	146,200	8,706
Terumo Corporation (Health care equipment & supplies)	693,000	21,135
TIS, Inc. (IT services)	156,600	7,404
Topcon Corporation (Electronic equipment, instruments & components)	66,300	781
Yakult Honsha Co., Ltd. (Food products)	168,900	11,795
Zenkoku Hosho Co., Ltd. (Diversified financial services)	97,200	3,394
ZOZO Inc. (Internet & direct marketing retail)	293,200	5,518
		220,008

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—7.0%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	343,565	$20,238
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	567,920	26,493
	Canadian National Railway Co. (Road & rail)	236,317	21,155
	Canadian Pacific Railway, Ltd. (Road & rail)†	66,079	13,614
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	50,568	8,287
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	657,930	35,384
	The Bank of NT Butterfield & Son, Ltd. (Banks)†	58,688	2,106
	The Toronto-Dominion Bank (Banks)	364,401	19,775
			147,052
	Asia—6.5%
	Australia—4.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	434,469	7,561
	BHP Group, Ltd. (Metals & mining)	1,032,323	28,213
	Costa Group Holdings, Ltd. (Food products)	518,345	1,892
	CSL, Ltd. (Biotechnology)	142,305	19,697
	Goodman Group (Equity REIT)	886,476	8,403
	Macquarie Group, Ltd. (Capital markets)	205,996	18,930
			84,696
	Hong Kong—2.5%
	AIA Group, Ltd. (Insurance)	4,060,800	40,427
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,709,000	11,637
			52,064
	Emerging Latin America—1.7%
	Brazil—1.0%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	934,000	7,662
	Localiza Rent a Car S.A. (Road & rail)	456,000	3,850
	Lojas Renner S.A. (Multiline retail)	340,700	3,811
	M Dias Branco S.A. (Food products)	361,200	4,009
	Via Varejo S.A. (Specialty retail)	1,435,069	1,547
			20,879
	Peru—0.7%
	Credicorp, Ltd. (Banks)†	63,663	15,276
	Emerging Europe, Mid-East, Africa—1.3%
	Russia—0.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	248,075	8,519
	South Africa—0.7%
	Bid Corporation, Ltd. (Food & staples retailing)	164,402	3,395
	Bidvest Group, Ltd. (Industrial conglomerates)	164,402	2,205
	Mr. Price Group, Ltd. (Specialty retail)	220,763	2,900
	RMB Holdings, Ltd. (Diversified financial services)	1,029,041	5,419
			13,919
	United Arab Emirates—0.2%
	First Abu Dhabi Bank PJSC (Banks)	1,300,190	5,401

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—97.8% (cost $1,759,629)		$2,055,098
Preferred Stock
Brazil—0.9%
Itau Unibanco Holding S.A. (Banks)	2,180,100	19,171
Total Preferred Stock—0.9% (cost $18,278)		19,171
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $31,525 collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$31,524	31,524
Total Repurchase Agreement—1.5% (cost $31,524)		31,524
Total Investments—100.2% (cost $1,809,431)		2,105,793
Liabilities, plus cash and other assets—(0.2)%		(3,248)
Net assets—100.0%		$2,102,545

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	18.7%
Financials	15.9%
Information Technology	13.7%
Health Care	13.5%
Consumer Discretionary	12.9%
Consumer Staples	8.1%
Communication Services	4.9%
Materials	3.6%
Energy	3.5%
Real Estate	2.7%
Utilities	2.5%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	28.4%
British Pound Sterling	15.3%
Japanese Yen	10.6%
U.S. Dollar	9.9%
Hong Kong Dollar	8.2%
Swiss Franc	5.9%
Canadian Dollar	4.7%
Australian Dollar	4.1%
Danish Krone	3.5%
Brazilian Real	1.9%
Indian Rupee	1.9%
Swedish Krona	1.8%
Indonesian Rupiah	1.3%
All Other Currencies	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.0%
	Denmark—3.5%
	Ambu A/S Class “B” (Health care equipment & supplies)	80,974	$2,143
	Chr Hansen Holding A/S (Chemicals)	90,984	9,222
	Coloplast A/S Class “B” (Health care equipment & supplies)	114,703	12,585
	DSV A/S (Road & rail)	188,848	15,618
*	Genmab A/S (Biotechnology)	32,698	5,674
	Orsted A/S (Electric utilities)	181,097	13,725
	Royal Unibrew A/S (Beverages)	52,639	3,883
	Tryg A/S (Insurance)	99,867	2,740
			65,590
	Finland—0.9%
	Neste Oyj (Oil, gas & consumable fuels)	159,321	16,978
	France—12.9%
	Airbus SE (Aerospace & defense)	226,408	29,943
	Capgemini SE (IT services)	168,872	20,478
	Dassault Systemes SE (Software)	104,656	15,585
	Hermes International (Textiles, apparel & luxury goods)	10,936	7,216
	Ipsen S.A. (Pharmaceuticals)	33,210	4,552
	Kering S.A. (Textiles, apparel & luxury goods)	32,645	18,720
	L’Oreal S.A. (Personal products)	86,603	23,296
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	67,372	24,781
	Nexity S.A. (Real estate management & development)	59,827	2,919
	Orpea (Health care providers & services)	47,349	5,683
	Rubis SCA (Gas utilities)	62,780	3,424
	Safran S.A. (Aerospace & defense)	173,983	23,859
	Teleperformance (Professional services)	46,770	8,405
	Thales S.A. (Aerospace & defense)	128,985	15,445
	Total S.A. (Oil, gas & consumable fuels)	304,627	16,922
	Veolia Environnement S.A. (Multi-utilities)	895,165	20,013
*	Worldline S.A. (IT services)	50,166	2,971
			244,212
	Germany—4.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	36,067	3,012
	KION Group AG (Machinery)	54,594	2,853
	MTU Aero Engines AG (Aerospace & defense)	86,515	19,584
	Norma Group SE (Machinery)	38,484	1,868
	Puma SE (Textiles, apparel & luxury goods)	9,159	5,312
*	QIAGEN N.V. (Life sciences tools & services)†	279,305	11,362
	SAP SE (Software)	215,111	24,854
	Vonovia SE (Real estate management & development)	385,168	19,970
	Washtec AG (Machinery)	16,484	1,257
			90,072
	Ireland—1.5%
*	ICON plc (Life sciences tools & services)†	75,938	10,372
	Kerry Group plc Class “A” (Food products)	101,213	11,297
	Kingspan Group plc (Building products)	142,583	6,599
			28,268

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—41.0%—(continued)
	Israel—1.1%
*	Check Point Software Technologies, Ltd. (Software)†	124,805	$15,787
*	Wix.com, Ltd. (IT services)†	44,061	5,324
			21,111
	Italy—2.0%
	Banca Generali SpA (Capital markets)	152,285	3,789
	Enel SpA (Electric utilities)	1,430,253	9,151
	Ferrari N.V. (Automobiles)	65,227	8,744
	Interpump Group SpA (Machinery)	105,022	3,426
	Moncler SpA (Textiles, apparel & luxury goods)	91,354	3,681
	Recordati SpA (Pharmaceuticals)	171,610	6,682
	Technogym SpA (Leisure products)	251,472	3,094
			38,567
	Luxembourg—0.5%
	Eurofins Scientific SE (Life sciences tools & services)	9,370	3,878
	Tenaris S.A. (Energy equipment & services)	405,204	5,689
			9,567
	Netherlands—4.1%
*	Adyen N.V. (IT services)	5,151	4,033
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	53,271	9,991
	Euronext N.V. (Capital markets)	40,931	2,594
	Koninklijke Philips N.V. (Health care equipment & supplies)	459,897	18,735
	Royal Dutch Shell plc Class “A” (Oil, gas & consumable fuels)	784,391	24,619
	Wolters Kluwer N.V. (Professional services)	253,629	17,270
			77,242
	Spain—2.3%
	ACS Actividades de Construccion y Servicios S.A. (Construction & engineering)	277,965	12,210
	Amadeus IT Group S.A. (IT services)	325,998	26,110
	Bankinter S.A. (Banks)	811,479	6,181
			44,501
	Sweden—1.6%
	Fabege AB (Real estate management & development)	273,627	3,973
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	256,115	13,361
	Indutrade AB (Trading companies & distributors)	102,838	2,927
	Nibe Industrier AB Class “B” (Building products)	232,357	2,975
	Nolato AB Class “B” (Industrial conglomerates)	37,189	1,546
*	Swedish Orphan Biovitrum AB (Biotechnology)	227,476	5,336
			30,118
	Switzerland—5.8%
	Belimo Holding AG (Building products)	427	2,133
	Logitech International S.A. (Technology hardware, storage & peripherals)	160,726	6,300
*	Lonza Group AG (Life sciences tools & services)	90,490	28,063
	Novartis AG (Pharmaceuticals)	342,065	32,903
	Partners Group Holding AG (Capital markets)	21,067	15,318
	Sika AG (Chemicals)	107,131	14,965

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—41.0%—(continued)
*	Temenos AG (Software)	66,970	$9,873
			109,555
	United Kingdom—15.3%
	3i Group plc (Capital markets)	644,878	8,272
	Abcam plc (Biotechnology)	164,238	2,428
	AstraZeneca plc (Pharmaceuticals)	340,142	27,179
	AVEVA Group plc (Software)	126,238	5,304
	Beazley plc (Insurance)	651,638	4,371
	Big Yellow Group plc (Equity REIT)	317,632	4,102
	Burford Capital, Ltd. (Capital markets)	126,499	2,778
	Close Brothers Group plc (Capital markets)	127,828	2,422
	Compass Group plc (Hotels, restaurants & leisure)	1,342,389	31,550
	Croda International plc (Chemicals)	134,596	8,832
	Diageo plc (Beverages)	661,504	27,036
	Experian plc (Professional services)	946,044	25,617
	Fevertree Drinks plc (Beverages)	117,104	4,605
	Greggs plc (Hotels, restaurants & leisure)	292,063	6,995
	Halma plc (Electronic equipment, instruments & components)	435,069	9,474
	Hiscox, Ltd. (Insurance)	394,475	8,015
	Intermediate Capital Group plc (Capital markets)	366,738	5,087
	Intertek Group plc (Professional services)	86,341	5,462
	Kindred Group plc (Hotels, restaurants & leisure)	374,092	3,746
	London Stock Exchange Group plc (Capital markets)	214,466	13,271
	Melrose Industries plc (Electrical equipment)	3,317,355	7,913
	RELX plc (Professional services)	935,588	20,003
	Renishaw plc (Electronic equipment, instruments & components)	55,558	2,682
	Rentokil Initial plc (Commercial services & supplies)	2,080,962	9,576
	Rotork plc (Machinery)	1,170,689	4,312
	Segro plc (Equity REIT)	1,263,369	11,081
	Spirax-Sarco Engineering plc (Machinery)	76,773	7,189
	SSP Group plc (Hotels, restaurants & leisure)	488,652	4,406
	The Weir Group plc (Machinery)	235,782	4,785
	Victrex plc (Chemicals)	175,221	4,920
	WH Smith plc (Specialty retail)	170,596	4,715
			288,128
	Emerging Asia—14.2%
	China—8.9%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	220,898	40,303
*	China Mengniu Dairy Co., Ltd. (Food products)	1,741,000	6,476
	China Merchants Bank Co., Ltd. Class “H” (Banks)	3,429,000	16,665
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	88,217	11,211
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,543,500	5,561
	NetEase, Inc.—ADR (Entertainment)	30,169	7,284
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,437,500	27,294
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	551,900	7,396
	Tencent Holdings, Ltd. (Interactive Media & Services)	908,500	41,780
*	Tencent Music Entertainment Group—ADR (Entertainment)	198,238	3,588
			167,558
	India—1.8%
	HDFC Bank, Ltd. (Banks)	289,170	9,668

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—14.2%—(continued)
Hexaware Technologies, Ltd. (IT services)	501,851	$2,503
Hindustan Unilever, Ltd. (Household products)	255,796	6,301
Maruti Suzuki India, Ltd. (Automobiles)	61,721	5,944
Motherson Sumi Systems, Ltd. (Auto components)	1,074,485	2,323
Pidilite Industries, Ltd. (Chemicals)	191,245	3,447
Titan Co., Ltd. (Textiles, apparel & luxury goods)	272,368	4,502
		34,688
Indonesia—1.3%
PT Astra International Tbk (Automobiles)	8,599,168	4,423
PT Bank Central Asia Tbk (Banks)	10,541,906	20,544
		24,967
South Korea—0.4%
Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	36,182	6,837
Taiwan—1.4%
Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	245,000	3,299
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	588,912	24,122
		27,421
Thailand—0.4%
Airports of Thailand PCL (Transportation infrastructure)	1,711,200	3,667
Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	4,040,300	3,157
		6,824
Japan—10.4%
Asahi Intecc Co., Ltd. (Health care equipment & supplies)	124,300	5,832
Daikin Industries, Ltd. (Building products)	119,000	13,926
Harmonic Drive Systems, Inc. (Machinery)	99,000	3,386
Hoya Corporation (Health care equipment & supplies)	277,200	18,281
Keyence Corporation (Electronic equipment, instruments & components)	50,700	31,551
M3, Inc. (Health care technology)	365,100	6,117
MISUMI Group, Inc. (Machinery)	253,800	6,302
MonotaRO Co., Ltd. (Trading companies & distributors)	160,000	3,553
Nichias Corporation (Building products)	117,400	2,322
Nihon M&A Center, Inc. (Professional services)	189,700	5,186
Nitori Holdings Co., Ltd. (Specialty retail)	39,900	5,148
Nomura Research Institute, Ltd. (IT services)	115,100	5,224
Sankyu, Inc. (Road & rail)	70,260	3,423
Shimadzu Corporation (Electronic equipment, instruments & components)	199,500	5,760
Shiseido Co., Ltd. (Personal products)	270,900	19,523
SMC Corporation (Machinery)	23,800	8,918
TechnoPro Holdings, Inc. (Professional services)	130,900	7,795
Terumo Corporation (Health care equipment & supplies)	620,800	18,933
TIS, Inc. (IT services)	140,300	6,633
Topcon Corporation (Electronic equipment, instruments & components)	55,800	658
Yakult Honsha Co., Ltd. (Food products)	151,300	10,566
Zenkoku Hosho Co., Ltd. (Diversified financial services)	87,100	3,041
ZOZO Inc. (Internet & direct marketing retail)	260,100	4,896
		196,974

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—7.0%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	307,775	$18,130
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	508,758	23,734
	Canadian National Railway Co. (Road & rail)	211,699	18,951
	Canadian Pacific Railway, Ltd. (Road & rail)†	59,196	12,196
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	45,300	7,423
	Rogers Communications, Inc. Class “B” (Wireless telecommunication services)	589,390	31,698
	The Bank of NT Butterfield & Son, Ltd. (Banks)†	52,574	1,886
	The Toronto-Dominion Bank (Banks)	326,439	17,715
			131,733
	Asia—6.5%
	Australia—4.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	389,208	6,773
	BHP Group, Ltd. (Metals & mining)	924,782	25,274
	Costa Group Holdings, Ltd. (Food products)	464,347	1,695
	CSL, Ltd. (Biotechnology)	127,480	17,645
	Goodman Group (Equity REIT)	794,129	7,528
	Macquarie Group, Ltd. (Capital markets)	184,537	16,958
			75,873
	Hong Kong—2.5%
	AIA Group, Ltd. (Insurance)	3,637,663	36,215
	Galaxy Entertainment Group, Ltd. (Hotels, restaurants & leisure)	1,531,000	10,424
			46,639
	Emerging Latin America—1.7%
	Brazil—1.0%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	836,700	6,864
	Localiza Rent a Car S.A. (Road & rail)	408,500	3,449
	Lojas Renner S.A. (Multiline retail)	305,200	3,414
	M Dias Branco S.A. (Food products)	323,600	3,591
	Via Varejo S.A. (Specialty retail)	1,285,534	1,386
			18,704
	Peru—0.7%
	Credicorp, Ltd. (Banks)†	57,031	13,685
	Emerging Europe, Mid-East, Africa—1.3%
	Russia—0.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	222,232	7,631
	South Africa—0.6%
	Bid Corporation, Ltd. (Food & staples retailing)	147,276	3,042
	Bidvest Group, Ltd. (Industrial conglomerates)	147,276	1,975
	Mr. Price Group, Ltd. (Specialty retail)	197,765	2,598
	RMB Holdings, Ltd. (Diversified financial services)	921,842	4,854
			12,469
	United Arab Emirates—0.3%
	First Abu Dhabi Bank PJSC (Banks)	1,214,359	5,045

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Total Common Stocks—97.4% (cost $1,594,341)		$1,840,957
Preferred Stock
Brazil—0.9%
Itau Unibanco Holding S.A. (Banks)	1,952,950	17,174
Total Preferred Stock—0.9% (cost $16,565)		17,174
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $15,626, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$15,625	15,625
Total Repurchase Agreement—0.8% (cost $15,625)		15,625
Total Investments—99.1% (cost $1,626,531)		1,873,756
Cash and other assets, less liabilities—0.9%		17,123
Net assets—100.0%		$1,890,879

ADR = American Depository Receipt

GDR = Global Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	18.7%
Financials	15.9%
Information Technology	13.7%
Health Care	13.5%
Consumer Discretionary	12.8%
Consumer Staples	8.1%
Communication Services	5.0%
Materials	3.6%
Energy	3.5%
Real Estate	2.7%
Utilities	2.5%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	28.4%
British Pound Sterling	15.3%
Japanese Yen	10.6%
U.S. Dollar	9.9%
Hong Kong Dollar	8.2%
Swiss Franc	5.9%
Canadian Dollar	4.7%
Australian Dollar	4.1%
Danish Krone	3.5%
Brazilian Real	1.9%
Indian Rupee	1.9%
Swedish Krona	1.8%
Indonesian Rupiah	1.3%
All Other Currencies	2.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—32.5%
	Austria—0.6%
	Schoeller-Bleckmann Oilfield Equipment AG (Energy equipment & services)	23,470	$1,948
	Belgium—1.7%
	Melexis N.V. (Semiconductors & semiconductor equipment)	28,247	1,710
	Warehouses De Pauw CVA (Equity REIT)	24,601	3,946
			5,656
	Denmark—2.6%
*	Netcompany Group A/S (Software)	71,621	2,565
	Royal Unibrew A/S (Beverages)	54,057	3,988
	Tryg A/S (Insurance)	78,042	2,141
			8,694
	Finland—0.8%
	DNA Oyj (Diversified telecommunication services)	121,687	2,522
	Foroe Islands—0.6%
	Bakkafrost P/F (Food products)	41,742	2,066
	France—6.1%
	Alten S.A. (IT services)	57,336	6,136
	Ipsen S.A. (Pharmaceuticals)	18,277	2,505
	Nexity S.A. (Real estate management & development)	74,727	3,646
	Rubis SCA (Gas utilities)	75,142	4,098
*	Worldline S.A. (IT services)	68,218	4,041
			20,426
	Germany—3.7%
	AURELIUS Equity Opportunities SE & Co KGaA (Capital markets)	51,764	2,356
	Carl Zeiss Meditec AG (Health care equipment & supplies)	9,849	823
	CTS Eventim AG & Co. KGaA (Entertainment)	75,410	3,573
	GRENKE AG (Diversified financial services)	33,321	3,239
	Norma Group SE (Machinery)	50,879	2,469
			12,460
	Israel—2.0%
	Elbit Systems, Ltd. (Aerospace & defense)	17,871	2,305
	Mizrahi Tefahot Bank, Ltd. (Banks)	125,390	2,575
*	Wix.com, Ltd. (IT services)†	14,883	1,798
			6,678
	Italy—1.7%
	Amplifon SpA (Health care providers & services)	193,675	3,769
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	57,724	1,985
			5,754
	Jersey—0.7%
	Sanne Group plc (Capital markets)	341,380	2,401
	Netherlands—2.6%
*	Basic-Fit N.V. (Hotels, restaurants & leisure)	72,709	2,447

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—32.5%—(continued)
	Euronext N.V. (Capital markets)	96,818	$6,136
			8,583
	Sweden—6.8%
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	48,640	3,832
	Indutrade AB (Trading companies & distributors)	220,300	6,270
	Lifco AB (Industrial conglomerates)	26,638	1,086
	Nibe Industrier AB Class “B” (Building products)	187,834	2,405
	Nolato AB Class “B” (Industrial conglomerates)	30,359	1,262
*	Swedish Orphan Biovitrum AB (Biotechnology)	108,685	2,549
	Thule Group AB (Leisure products)	155,487	3,512
	Vitrolife AB (Biotechnology)	75,059	1,709
			22,625
	Switzerland—2.6%
	Galenica AG (Pharmaceuticals)	38,134	1,888
	Kardex AG (Machinery)	19,008	2,864
	Tecan Group AG (Life sciences tools & services)	17,486	4,123
			8,875
	Japan—18.8%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	89,000	4,176
	Benefit One, Inc. (Professional services)	163,600	3,206
	Digital Arts, Inc. (Software)	28,800	2,352
	GMO Payment Gateway, Inc. (IT services)	19,700	1,397
	Harmonic Drive Systems, Inc. (Machinery)	45,000	1,539
	Kose Corporation (Personal products)	11,800	2,164
	Maeda Corporation (Construction & engineering)	330,400	3,273
	Matsumotokiyoshi Holdings Co., Ltd. (Food & staples retailing)	136,900	4,552
	Meitec Corporation (Professional services)	41,000	1,861
	MonotaRO Co., Ltd. (Trading companies & distributors)	77,400	1,719
	Nihon M&A Center, Inc. (Professional services)	192,000	5,249
	Nihon Unisys, Ltd. (IT services)	209,700	5,548
	PALTAC Corporation (Distributors)	96,100	5,220
	Park24 Co., Ltd. (Commercial services & supplies)	95,200	2,064
	Sankyu, Inc. (Road & rail)	37,320	1,818
	Stanley Electric Co., Ltd. (Auto components)	66,500	1,785
	TechnoPro Holdings, Inc. (Professional services)	54,500	3,245
	TIS, Inc. (IT services)	107,800	5,097
	Tokyo Century Corporation (Diversified financial services)	85,800	3,728
	United Arrows, Ltd. (Specialty retail)	83,700	2,911
			62,904
	United Kingdom—17.8%
	Abcam plc (Biotechnology)	214,724	3,174
*	Avast plc (Software)	736,035	2,716
	AVEVA Group plc (Software)	97,234	4,086
	Beazley plc (Insurance)	864,952	5,802
	Big Yellow Group plc (Equity REIT)	193,929	2,504
	Burford Capital, Ltd. (Capital markets)	133,346	2,928
	Diploma plc (Trading companies & distributors)	211,585	4,018
	Domino’s Pizza Group plc (Hotels, restaurants & leisure)	197,976	624
	Electrocomponents plc (Electronic equipment, instruments & components)	497,290	3,639
	Fevertree Drinks plc (Beverages)	75,526	2,970

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	United Kingdom—17.8%—(continued)
	Hill & Smith Holdings plc (Metals & mining)	131,720	$2,132
	Intermediate Capital Group plc (Capital markets)	124,500	1,727
	Renishaw plc (Electronic equipment, instruments & components)	30,670	1,480
	Rotork plc (Machinery)	701,406	2,584
	Scapa Group plc (Chemicals)	330,745	1,223
	Softcat plc (IT services)	224,925	2,432
	SSP Group plc (Hotels, restaurants & leisure)	563,105	5,077
	The UNITE Group plc (Equity REIT)	386,588	4,620
	Victrex plc (Chemicals)	80,170	2,251
	Workspace Group plc (Equity REIT)	278,104	3,535
			59,522
	Emerging Asia—10.0%
	Cambodia—1.3%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	3,072,000	4,297
	China—4.7%
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	107,455	4,528
	Kingsoft Corporation, Ltd. (Software)	990,000	2,517
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,516,500	5,519
	Silergy Corporation (Semiconductors & semiconductor equipment)	101,000	1,508
	Travelsky Technology, Ltd. Class “H” (IT services)	627,000	1,657
			15,729
	India—0.6%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	650,944	2,157
	Taiwan—2.5%
	Chailease Holding Co., Ltd. (Diversified financial services)	721,200	2,948
	Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	243,000	3,272
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	296,000	2,094
			8,314
	Thailand—0.9%
	Tisco Financial Group PCL (Banks)	1,035,300	2,879
	Asia—7.1%
	Australia—3.5%
	Corporate Travel Management, Ltd. (Hotels, restaurants & leisure)	132,062	2,387
	Costa Group Holdings, Ltd. (Food products)	442,901	1,617
	DuluxGroup, Ltd. (Chemicals)	641,822	3,372
	Orora, Ltd. (Containers & packaging)	1,539,972	3,269
	SmartGroup Corporation, Ltd. (Commercial services & supplies)	212,237	1,194
			11,839
	Hong Kong—0.9%
	MGM China Holdings, Ltd. (Hotels, restaurants & leisure)	1,343,200	2,810
	New Zealand—2.7%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	253,617	2,712
	Ryman Healthcare, Ltd. (Health care providers & services)	395,809	3,302

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia—7.1%—(continued)
	Spark New Zealand, Ltd. (Diversified telecommunication services)	1,193,822	$3,089
			9,103
	Emerging Latin America—5.0%
	Argentina—1.6%
*	Globant S.A. (Software)†	74,108	5,291
	Brazil—1.8%
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	165,900	2,320
	Localiza Rent a Car S.A. (Road & rail)	463,985	3,918
			6,238
	Mexico—1.6%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	353,000	1,990
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	21,008	3,398
			5,388
	Canada—3.4%
	Enerplus Corporation (Oil, gas & consumable fuels)	214,509	1,798
	Finning International, Inc. (Trading companies & distributors)	173,023	3,076
	Parkland Fuel Corporation (Oil, gas & consumable fuels)	92,162	2,816
	The Bank of NT Butterfield & Son, Ltd. (Banks)†	48,620	1,744
	Toromont Industries, Ltd. (Trading companies & distributors)	39,939	2,040
			11,474
	Emerging Europe, Mid-East, Africa—2.5%
	South Africa—2.5%
	AVI, Ltd. (Food products)	466,384	2,918
	Bidvest Group, Ltd. (Industrial conglomerates)	185,265	2,485
	Clicks Group, Ltd. (Food & staples retailing)	228,801	2,921
			8,324
	Total Common Stocks—97.1% (cost $306,687)		324,957
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $8,442, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$8,442	8,442
	Total Repurchase Agreement—2.5% (cost $8,442)		8,442
	Total Investments—99.6% (cost $315,129)		333,399
	Cash and other assets, less liabilities—0.4%		1,448
	Net assets—100.0%		$334,847

ADR = American Depository Receipt

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	20.7%
Consumer Discretionary	17.5%
Information Technology	17.2%
Financials	12.5%
Health Care	9.5%
Consumer Staples	7.1%
Real Estate	5.6%
Materials	3.8%
Communication Services	2.8%
Energy	2.0%
Utilities	1.3%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	19.4%
British Pound Sterling	19.0%
Euro	17.6%
Swedish Krona	7.0%
Hong Kong Dollar	5.2%
U.S. Dollar	5.2%
Australian Dollar	3.6%
New Taiwan Dollar	3.0%
Canadian Dollar	3.0%
New Zealand Dollar	2.8%
Swiss Franc	2.7%
Danish Krone	2.7%
South African Rand	2.6%
Brazilian Real	1.9%
Israeli Shekel	1.5%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—71.2%
	Australia—1.0%
	Oil Search, Ltd. (Oil, gas & consumable fuels)	407,526	$2,271
	China—32.3%
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	79,847	14,568
	China International Travel Service Corporation, Ltd. Class “A” (Hotels, restaurants & leisure)	371,156	3,870
	CNOOC, Ltd. (Oil, gas & consumable fuels)	2,076,000	3,888
	ENN Energy Holdings, Ltd. (Gas utilities)	292,200	2,825
	Haier Electronics Group Co., Ltd. (Household durables)	1,135,000	3,297
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	86,777	3,657
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	216,552	2,108
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	40,559	5,154
	NetEase, Inc.—ADR (Entertainment)	9,845	2,377
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	555,500	6,220
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	275,200	3,688
*	TAL Education Group—ADR (Diversified consumer services)	66,452	2,398
	Tencent Holdings, Ltd. (Interactive Media & Services)	296,600	13,640
*	Tencent Music Entertainment Group—ADR (Entertainment)	115,875	2,097
			69,787
	India—17.2%
	Asian Paints, Ltd. (Chemicals)	99,591	2,142
	Bajaj Finance, Ltd. (Consumer finance)	76,088	3,318
	Britannia Industries, Ltd. (Food products)	43,793	1,949
	HDFC Bank, Ltd. (Banks)	108,009	3,611
	HDFC Bank, Ltd.—ADR (Banks)	7,424	861
	HDFC Life Insurance Co. Ltd. (Insurance)	333,135	1,817
	Hindustan Unilever, Ltd. (Household products)	69,702	1,717
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	133,944	3,797
	IndusInd Bank, Ltd. (Banks)	120,392	3,095
	Infosys, Ltd. (IT services)	400,240	4,288
	Maruti Suzuki India, Ltd. (Automobiles)	17,745	1,709
	Motherson Sumi Systems, Ltd. (Auto components)	895,632	1,937
	MRF, Ltd. (Auto components)	1,967	1,644
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	672,288	2,431
	UPL, Ltd. (Chemicals)	213,637	2,954
			37,270
	Indonesia—5.2%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	16,170,600	4,679
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	14,209,100	3,941
	PT Unilever Indonesia Tbk (Household products)	736,000	2,544
			11,164
	South Korea—3.7%
	LG Household & Health Care, Ltd. (Personal products)	2,327	2,905
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	130,612	5,138
			8,043
	Taiwan—8.5%
	E.Sun Financial Holding Co., Ltd. (Banks)	2,801,000	2,158

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—71.2%—(continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	301,774	$12,361
	Uni-President Enterprises Corporation (Food products)	1,547,000	3,755
			18,274
	Thailand—3.3%
	Airports of Thailand PCL (Transportation infrastructure)	1,851,700	3,968
	CP ALL PCL (Food & staples retailing)	1,317,800	3,104
			7,072
	Emerging Latin America—12.8%
	Brazil—6.0%
	AMBEV S.A.—ADR (Beverages)	539,100	2,318
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	382,700	3,139
	IRB Brasil Resseguros S.A. (Insurance)	131,800	3,072
	Raia Drogasil S.A. (Food & staples retailing)	181,000	3,019
	WEG S.A. (Machinery)	293,800	1,351
			12,899
	Mexico—3.8%
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	308,500	2,735
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	654,100	3,553
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	715,500	1,913
			8,201
	Peru—3.0%
	Credicorp, Ltd. (Banks)†	17,769	4,264
	Southern Copper Corporation (Metals & mining)	56,032	2,223
			6,487
	Emerging Europe, Mid-East, Africa—11.0%
	Hungary—1.7%
	OTP Bank Nyrt (Banks)	82,651	3,637
	Russia—1.4%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	91,159	3,130
	South Africa—7.9%
	Bid Corporation, Ltd. (Food & staples retailing)	89,178	1,842
	Bidvest Group, Ltd. (Industrial conglomerates)	135,219	1,813
	Capitec Bank Holdings, Ltd. (Banks)	39,528	3,698
	Clicks Group, Ltd. (Food & staples retailing)	162,262	2,072
	FirstRand, Ltd. (Diversified financial services)	569,095	2,483
	Naspers, Ltd. (Media)	22,305	5,151
			17,059
	Total Common Stocks—95.0% (cost $179,423)		205,294

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Preferred Stock
Brazil—2.2%
Itau Unibanco Holding S.A. (Banks)	527,925	$4,643
Total Preferred Stock—2.2% (cost $3,309)		4,643
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $6,555, collateralized by U.S. Treasury Note, 1.750%, due 5/15/23	$6,554	6,554
Total Repurchase Agreement—3.0% (cost $6,554)		6,554
Total Investments—100.2% (cost $189,286)		216,491
Liabilities, plus cash and other assets—(0.2)%		(423)
Net assets—100.0%		$216,068

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	27.6%
Consumer Discretionary	20.0%
Consumer Staples	15.4%
Communication Services	12.0%
Information Technology	10.4%
Industrials	4.7%
Energy	4.1%
Materials	3.5%
Utilities	1.3%
Health Care	1.0%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	23.9%
Indian Rupee	17.4%
Hong Kong Dollar	16.0%
South African Rand	8.1%
Brazilian Real	7.3%
Indonesian Rupiah	5.3%
Yuan Renminbi	5.3%
Mexican Peso	3.9%
South Korean Won	3.8%
Thai Baht	3.4%
New Taiwan Dollar	2.8%
Hungarian Forint	1.7%
Australian Dollar	1.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—72.4%
	China—35.8%
*	58.com, Inc.—ADR (Interactive Media & Services)	54,448	$3,576
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	426,300	2,157
*	Alibaba Group Holding, Ltd.—ADR (Internet & direct marketing retail)	294,585	53,747
	ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	1,059,000	7,204
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,300,400	3,012
	China Communications Services Corporation, Ltd. Class “H” (Diversified telecommunication services)	4,672,000	4,166
	China International Travel Service Corporation, Ltd. Class “A” (Hotels, restaurants & leisure)	333,926	3,482
*	China Mengniu Dairy Co., Ltd. (Food products)	1,322,000	4,918
	China Merchants Bank Co., Ltd. Class “H” (Banks)	4,850,500	23,573
*	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,429,000	2,661
	Dali Foods Group Co., Ltd. (Food products)	1,798,000	1,345
	ENN Energy Holdings, Ltd. (Gas utilities)	438,000	4,235
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	515,013	6,644
	Guangdong Investment, Ltd. (Water utilities)	1,984,000	3,832
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	238,638	10,056
	Hundsun Technologies, Inc. Class “A” (Software)	162,000	2,111
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	828,598	4,013
	Kingdee International Software Group Co., Ltd. (Software)	3,370,000	3,898
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	55,542	7,058
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	2,134,500	3,350
	Midea Group Co., Ltd. Class “A” (Household durables)	412,576	2,992
	NARI Technology Co., Ltd. Class “A” (Electrical equipment)	694,800	2,183
*	New Oriental Education & Technology Group, Inc.—ADR (Diversified consumer services)	99,095	8,927
*	Noah Holdings, Ltd.—ADR (Capital markets)	37,520	1,818
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,702,000	30,256
	Qiaqia Food Co., Ltd. Class “A” (Food products)	822,611	3,156
	Shanghai International Airport Co., Ltd. Class “A” (Transportation infrastructure)	365,874	3,384
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	792,000	10,614
	Tencent Holdings, Ltd. (Interactive Media & Services)	910,760	41,884
*	Tencent Music Entertainment Group—ADR (Entertainment)	341,387	6,179
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	583,294	8,246
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	302,500	2,942
*	Xiabuxiabu Catering Management China Holdings Co. Ltd. (Hotels, restaurants & leisure)	1,309,000	2,281
	Yihai International Holding, Ltd. (Food products)	945,000	4,207
	Yonyou Network Technology Co., Ltd. Class “A” (Software)	371,354	1,873
	Yum China Holdings, Inc. (Hotels, restaurants & leisure)	99,606	4,473
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	130,550	2,232
	Zhejiang Dingli Machinery Co., Ltd. Class “A” (Machinery)	227,053	2,803
	Zhejiang Supor Co., Ltd. Class “A” (Household durables)	711,582	7,945
			303,433
	India—16.1%
	Asian Paints, Ltd. (Chemicals)	261,171	5,617
	Bajaj Finance, Ltd. (Consumer finance)	326,536	14,238
	Biocon, Ltd. (Biotechnology)	256,866	2,269
	Britannia Industries, Ltd. (Food products)	98,110	4,367
	Dabur India, Ltd. (Personal products)	525,373	3,102
	Divi’s Laboratories, Ltd. (Life sciences tools & services)	109,201	2,694
	Havells India, Ltd. (Electrical equipment)	384,875	4,295

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Emerging Asia—72.4%—(continued)
HDFC Asset Management Co., Ltd. (Capital markets)	78,861	$1,745
HDFC Bank, Ltd. (Banks)	674,043	22,535
HDFC Life Insurance Co. Ltd. (Insurance)	469,063	2,558
Hindustan Unilever, Ltd. (Household products)	341,784	8,419
Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	589,558	16,714
IndusInd Bank, Ltd. (Banks)	168,823	4,340
Info Edge India, Ltd. (Interactive Media & Services)	78,756	2,075
Infosys, Ltd. (IT services)	869,262	9,313
Nestle India, Ltd. (Food products)	24,558	3,886
Page Industries, Ltd. (Textiles, apparel & luxury goods)	4,873	1,759
Pidilite Industries, Ltd. (Chemicals)	160,995	2,902
PVR, Ltd. (Entertainment)	83,674	1,989
Tata Consultancy Services, Ltd. (IT services)	373,503	10,783
Titan Co., Ltd. (Textiles, apparel & luxury goods)	237,636	3,928
Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	81,531	2,308
UPL, Ltd. (Chemicals)	323,982	4,480
		136,316
Indonesia—2.9%
PT Bank Central Asia Tbk (Banks)	5,907,200	11,511
PT Bank Rakyat Indonesia Persero Tbk (Banks)	34,708,205	10,042
PT Gudang Garam Tbk (Tobacco)	468,400	2,737
		24,290
Malaysia—0.4%
Public Bank Bhd (Banks)	672,200	3,813
Philippines—0.8%
Ayala Land, Inc. (Real estate management & development)	4,908,400	4,197
Jollibee Foods Corporation (Hotels, restaurants & leisure)	400,940	2,420
		6,617
South Korea—4.2%
Douzone Bizon Co., Ltd. (Software)	43,661	1,792
Fila Korea, Ltd. (Textiles, apparel & luxury goods)	56,200	3,862
LG Household & Health Care, Ltd. (Personal products)	8,426	10,519
Macquarie Korea Infrastructure Fund (Capital markets)	322,269	3,024
Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	421,758	16,590
		35,787
Taiwan—8.5%
Airtac International Group (Machinery)	163,000	2,110
Chailease Holding Co., Ltd. (Diversified financial services)	931,380	3,808
E.Sun Financial Holding Co., Ltd. (Banks)	11,580,171	8,924
Eclat Textile Co., Ltd. (Textiles, apparel & luxury goods)	215,000	2,895
Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	418,000	2,957
Makalot Industrial Co., Ltd. (Textiles, apparel & luxury goods)	476,000	3,336
President Chain Store Corporation (Food & staples retailing)	626,000	6,164
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	2,012,000	16,026
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	633,386	25,943
		72,163

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—72.4%—(continued)
	Thailand—3.3%
	Airports of Thailand PCL (Transportation infrastructure)	3,782,700	$8,105
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	5,438,800	4,250
	Bangkok Expressway & Metro PCL (Transportation infrastructure)	6,967,200	2,218
	Central Pattana PCL (Real estate management & development)	1,167,500	2,695
	CP ALL PCL (Food & staples retailing)	2,499,400	5,887
	Home Product Center PCL (Specialty retail)	5,970,800	2,879
	Muangthai Capital PCL (Consumer finance)	1,269,500	1,760
			27,794
	Vietnam—0.4%
*	Hoa Phat Group JSC (Metals & mining)	4	—	@
	Vietjet Aviation JSC (Airlines)	4	—	@
*	Vincom Retail JSC (Real estate management & development)	1,186,021	1,769
*	Vingroup JSC (Real estate management & development)	426,848	2,132
			3,901
	Emerging Latin America—15.1%
	Argentina—0.3%
*	Globant S.A. (Software)†	40,852	2,917
	Brazil—9.7%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,926,000	15,800
	BK Brasil Operacao e Assessoria a Restaurantes S.A. (Hotels, restaurants & leisure)	371,400	2,097
	CVC Brasil Operadora e Agencia de Viagens S.A. (Hotels, restaurants & leisure)	174,900	2,446
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	438,000	1,820
	Energisa S.A. (Electric utilities)	271,475	2,812
	Engie Brasil Energia S.A. (Independent power & renewable electricity producers)	304,550	3,322
	Iguatemi Empresa de Shopping Centers S.A. (Real estate management & development)	222,800	2,215
	IRB Brasil Resseguros S.A. (Insurance)	295,500	6,887
	Localiza Rent a Car S.A. (Road & rail)	1,316,020	11,112
	Lojas Renner S.A. (Multiline retail)	1,096,300	12,264
	Magazine Luiza S.A. (Multiline retail)	117,400	5,183
	Multiplan Empreendimentos Imobiliarios S.A. (Real estate management & development)	389,900	2,329
*	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	227,400	1,905
	Odontoprev S.A. (Health care providers & services)	456,300	1,911
*	Rumo S.A. (Road & rail)	788,000	3,854
	Sul America S.A. (Insurance)	255,700	1,946
	WEG S.A. (Machinery)	871,820	4,008
			81,911
	Chile—1.0%
	Banco Santander Chile—ADR (Banks)	275,288	8,190
	Mexico—2.8%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	336,800	1,899
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	10,986	1,777
	Grupo Financiero Banorte S.A.B. de C.V. Class “O” (Banks)	1,512,900	8,219
	Megacable Holdings S.A.B. de C.V. (Media)	371,100	1,721
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	3,897,400	10,419
			24,035

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—15.1%—(continued)
	Peru—1.3%
	Credicorp, Ltd. (Banks)†	46,403	$11,134
	Emerging Europe, Mid-East, Africa—9.2%
	Czech Republic—0.3%
	Moneta Money Bank A.S. (Banks)	769,339	2,655
	Greece—0.3%
	JUMBO S.A. (Specialty retail)	145,572	2,433
	Hungary—1.6%
	OTP Bank Nyrt (Banks)	311,452	13,704
	Kenya—0.3%
	Safaricom plc (Wireless telecommunication services)	8,407,454	2,302
	Poland—0.5%
*	CD Projekt S.A. (Entertainment)	38,834	2,023
*	Dino Polska S.A. (Food & staples retailing)	86,782	2,735
			4,758
	Romania—0.3%
	Banca Transilvania S.A. (Banks)	4,556,182	2,221
	South Africa—4.4%
	Bidvest Group, Ltd. (Industrial conglomerates)	182,189	2,443
	Capitec Bank Holdings, Ltd. (Banks)	82,636	7,732
	Clicks Group, Ltd. (Food & staples retailing)	280,794	3,585
	FirstRand, Ltd. (Diversified financial services)	891,811	3,891
	JSE, Ltd. (Capital markets)	30,699	281
	Naspers, Ltd. (Media)	82,574	19,070
			37,002
	Turkey—0.3%
	BIM Birlesik Magazalar A.S. (Food & staples retailing)	164,493	2,248
	United Arab Emirates—1.2%
	Aramex PJSC (Air freight & logistics)	1,584,526	2,053
	DP World plc (Transportation infrastructure)†	104,498	1,672
	First Abu Dhabi Bank PJSC (Banks)	1,585,726	6,588
			10,313
	Total Common Stocks—96.7% (cost $694,048)		819,937
	Preferred Stock
	Brazil—1.8%
	Itau Unibanco Holding S.A. (Banks)	1,706,090	15,003
	Total Preferred Stock—1.8% (cost $16,793)		15,003

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $7,937, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23	$7,937	$7,937
Total Repurchase Agreement—0.9% (cost $7,937)		7,937
Total Investments—99.4% (cost $718,778)		842,877
Cash and other assets, less liabilities—0.6%		5,402
Net assets—100.0%		$848,279

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

@ = Value is less than the minimum amount disclosed.

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	31.8%
Consumer Discretionary	22.1%
Consumer Staples	11.9%
Information Technology	10.9%
Communication Services	7.9%
Industrials	7.6%
Health Care	2.7%
Real Estate	1.8%
Utilities	1.7%
Materials	1.6%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Hong Kong Dollar	18.1%
U.S. Dollar	16.8%
Indian Rupee	16.3%
Brazilian Real	11.6%
Yuan Renminbi	7.6%
New Taiwan Dollar	5.6%
South African Rand	4.4%
South Korean Won	4.3%
Thai Baht	3.3%
Indonesian Rupiah	2.9%
Mexican Peso	2.7%
Hungarian Forint	1.7%
UAE Dirham	1.0%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—80.8%
	Cambodia—1.3%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,850,000	$3,986
	China—29.9%
*	A-Living Services Co. Ltd. Class “H” (Commercial services & supplies)	2,272,250	3,879
	By-health Co., Ltd. Class “A” (Personal products)	800,191	2,721
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,587,105	3,388
	China Communications Services Corporation, Ltd. Class “H” (Diversified telecommunication services)	1,884,000	1,680
	China Education Group Holdings, Ltd. (Diversified consumer services)	3,392,000	5,159
	China Everbright Greentech Ltd. (Independent power & renewable electricity producers)	809,554	642
	China Suntien Green Energy Corporation, Ltd. Class “H” (Oil, gas & consumable fuels)	9,877,000	3,020
	China Water Affairs Group, Ltd. (Water utilities)	1,580,000	1,650
	CIFI Holdings Group Co., Ltd. (Real estate management & development)	2,782,000	2,109
	Fu Shou Yuan International Group, Ltd. (Diversified consumer services)	1,191,000	1,092
	Guangdong Haid Group Co., Ltd. Class “A” (Food products)	551,504	2,314
	Hua Hong Semiconductor Ltd. (Semiconductors & semiconductor equipment)	525,600	1,232
	Huazhu Group, Ltd.—ADR (Hotels, restaurants & leisure)	63,737	2,686
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	437,466	2,119
	JNBY Design, Ltd. (Textiles, apparel & luxury goods)	979,000	1,968
	Kingdee International Software Group Co., Ltd. (Software)	1,852,000	2,142
	KWG Group Holdings, Ltd. (Real estate management & development)	1,032,500	1,245
*	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	2,161,500	3,392
*	Noah Holdings, Ltd.—ADR (Capital markets)	28,825	1,397
	Qiaqia Food Co., Ltd. Class “A” (Food products)	824,413	3,163
	Silergy Corporation (Semiconductors & semiconductor equipment)	83,000	1,239
	SSY Group, Ltd. (Pharmaceuticals)	1,600,000	1,488
	Toly Bread Co., Ltd. Class “A” (Food products)	278,500	2,386
	TravelSky Technology, Ltd. Class “H” (IT services)	744,000	1,967
	Venustech Group, Inc. Class “A” (Software)	348,283	1,528
	Vitasoy International Holdings, Ltd. (Food products)	498,000	2,411
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	281,000	2,733
	Xtep International Holdings, Ltd. (Textiles, apparel & luxury goods)	3,873,500	2,768
	Yihai International Holding, Ltd. (Food products)	1,542,000	6,865
	Yuzhou Properties Co., Ltd. (Real estate management & development)	3,431,000	2,072
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	117,150	2,003
	Zhejiang Dingli Machinery Co., Ltd. Class “A” (Machinery)	375,510	4,636
	Zhejiang Supor Co., Ltd. Class “A” (Household durables)	599,708	6,696
	Zhejiang Weixing New Building Materials Co., Ltd. Class “A” (Chemicals)	1,177,797	3,533
			89,323
	India—17.8%
	Aarti Industries, Ltd. (Chemicals)	120,702	2,728
	Astral Poly Technik, Ltd. (Building products)	237,330	3,957
	Bandhan Bank Ltd. (Banks)	139,116	1,056
	Bata India, Ltd. (Textiles, apparel & luxury goods)	143,490	2,904
	Berger Paints India, Ltd. (Chemicals)	205,604	963
	Biocon, Ltd. (Biotechnology)	175,230	1,548
	City Union Bank, Ltd. (Banks)	705,109	2,082
	Colgate-Palmolive India, Ltd. (Personal products)	48,007	872
	Divi’s Laboratories, Ltd. (Life sciences tools & services)	61,527	1,518
	Endurance Technologies Ltd. (Auto components)	88,698	1,481
	Gruh Finance, Ltd. (Thrifts & mortgage finance)	581,597	2,317

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—80.8%—(continued)
	Havells India, Ltd. (Electrical equipment)	366,176	$4,086
	Info Edge India, Ltd. (Interactive Media & Services)	117,892	3,107
	Ipca Laboratories, Ltd. (Pharmaceuticals)	183,370	2,589
	Kajaria Ceramics, Ltd. (Building products)	197,221	1,684
	Larsen & Toubro Infotech Ltd. (IT services)	38,412	945
	Mahanagar Gas, Ltd. (Gas utilities)	83,547	1,272
	NIIT Technologies, Ltd. (Software)	124,346	2,378
	Pidilite Industries, Ltd. (Chemicals)	67,121	1,210
	PVR, Ltd. (Entertainment)	127,200	3,023
	Radico Khaitan, Ltd. (Beverages)	220,538	1,260
	RBL Bank Ltd. (Banks)	220,691	2,160
	SRF, Ltd. (Chemicals)	21,514	748
	Sundram Fasteners, Ltd. (Auto components)	87,032	709
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	140,525	2,323
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	107,087	3,031
	V-Mart Retail, Ltd. (Multiline retail)	36,436	1,409
			53,360
	Indonesia—5.3%
	PT Ace Hardware Indonesia Tbk (Specialty retail)	42,156,100	5,270
	PT Bank Negara Indonesia Persero Tbk (Banks)	1,925,700	1,271
	PT Gudang Garam Tbk (Tobacco)	449,400	2,626
	PT Indofood CBP Sukses Makmur Tbk (Food products)	3,131,000	2,050
	PT Pakuwon Jati Tbk (Real estate management & development)	61,543,000	2,982
	PT Semen Indonesia Persero Tbk (Construction materials)	1,687,100	1,653
			15,852
	Malaysia—0.5%
	Hong Leong Bank Bhd (Banks)	322,600	1,604
	Philippines—3.6%
	Bloomberry Resorts Corporation (Hotels, restaurants & leisure)	11,320,100	2,587
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,043,490	2,597
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	373,990	2,258
	Puregold Price Club, Inc. (Food & staples retailing)	1,585,500	1,452
	Robinsons Retail Holdings, Inc. (Food & staples retailing)	61,050	92
	Security Bank Corporation (Banks)	567,830	1,871
			10,857
	South Korea—8.3%
*	Cafe24 Corporation (IT services)	32,279	3,071
*	CJ Logistics Corporation (Road & rail)	7,967	1,162
	Cosmax, Inc. (Personal products)	9,359	1,249
	Dentium Co., Ltd. (Health care equipment & supplies)	12,342	664
	Douzone Bizon Co., Ltd. (Software)	59,664	2,450
	Fila Korea, Ltd. (Textiles, apparel & luxury goods)	61,805	4,247
	JYP Entertainment Corporation (Entertainment)	110,124	2,988
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	38,143	2,873
	Macquarie Korea Infrastructure Fund (Capital markets)	354,620	3,327
	POSCO Chemical Co., Ltd. (Construction materials)	22,134	1,174
	Seoul Semiconductor Co., Ltd. (Semiconductors & semiconductor equipment)	87,724	1,596
			24,801

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—80.8%—(continued)
	Taiwan—13.0%
	Airtac International Group (Machinery)	317,000	$4,104
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	177,000	3,245
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	102,000	2,337
	Chailease Holding Co., Ltd. (Diversified financial services)	421,000	1,721
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	546,000	2,595
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	687,000	4,859
	FIT Hon Teng, Ltd. (Electronic equipment, instruments & components)	975,000	472
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	251,000	2,468
	Land Mark Optoelectronics Corporation (Semiconductors & semiconductor equipment)	123,000	1,128
	Makalot Industrial Co., Ltd. (Textiles, apparel & luxury goods)	637,000	4,464
	Nanya Technology Corporation (Semiconductors & semiconductor equipment)	1,240,000	2,470
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	239,000	4,009
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	1,039,000	3,489
	Voltronic Power Technology Corporation (Electrical equipment)	71,000	1,391
			38,752
	Thailand—1.1%
	Bangkok Expressway & Metro PCL (Transportation infrastructure)	3,715,500	1,182
	Home Product Center PCL (Specialty retail)	2,766,000	1,334
	Muangthai Capital PCL (Consumer finance)	528,100	732
			3,248
	Vietnam—0.0%
*	Hoa Phat Group JSC (Metals & mining)	2	—	@
	Emerging Latin America—12.2%
	Argentina—1.0%
*	Globant S.A. (Software)†	44,216	3,157
	Brazil—10.7%
*	Azul S.A.—ADR (Airlines)	15,172	443
	BK Brasil Operacao e Assessoria a Restaurantes S.A. (Hotels, restaurants & leisure)	513,700	2,901
	Construtora Tenda S.A. (Household durables)	437,272	1,885
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	539,800	2,243
	IRB Brasil Resseguros S.A. (Insurance)	205,100	4,780
	Localiza Rent a Car S.A. (Road & rail)	482,495	4,074
	Magazine Luiza S.A. (Multiline retail)	104,000	4,591
	Multiplan Empreendimentos Imobiliarios S.A. (Real estate management & development)	171,400	1,024
*	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	283,500	2,375
	OdontoPrev S.A. (Health care providers & services)	261,100	1,094
*	Rumo S.A. (Road & rail)	618,600	3,025
	Sul America S.A. (Insurance)	141,500	1,077
	Tegma Gestao Logistica S.A. (Road & rail)	358,400	2,415
			31,927
	Peru—0.5%
	Cia de Minas Buenaventura SAA—ADR (Metals & mining)	85,812	1,483
	Emerging Europe, Mid-East, Africa—5.1%
	Kenya—0.4%
	Safaricom, Ltd. (Wireless telecommunication services)	4,296,500	1,176

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—5.1%—(continued)
	Poland—0.9%
*	Dino Polska S.A. (Food & staples retailing)	87,906	$2,770
	Russia—0.5%
	TCS Group Holding plc—GDR (Banks)	80,359	1,426
	South Africa—3.0%
	Capitec Bank Holdings, Ltd. (Banks)	37,167	3,478
	Clicks Group, Ltd. (Food & staples retailing)	136,211	1,739
	PSG Group, Ltd. (Diversified financial services)	172,530	3,127
	Santam, Ltd. (Insurance)	40,392	843
			9,187
	Turkey—0.3%
*	Arcelik A.S. (Household durables)	23,563	72
*	Sok Marketler Ticaret A.S. (Food & staples retailing)	459,046	744
			816
	Total Common Stocks—98.1% (cost $259,177)		293,725
	Preferred Stock
	Brazil—0.8%
	Randon Participacoes S.A. (Machinery)	981,950	2,433
	Total Preferred Stock—0.8% (cost $1,966)		2,433
	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $1,819, collateralized by U.S. Treasury Note, 1.750%, due 5/15/23	$1,819	1,819
	Total Repurchase Agreement—0.6% (cost $1,819)		1,819
	Total Investments—99.5% (cost $262,962)		297,977
	Cash and other assets, less liabilities—0.5%		1,363
	Net assets—100.0%		$299,340

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

@ = Value is less than the minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

At March 31, 2019, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	24.8%
Industrials	16.9%
Information Technology	15.8%
Consumer Staples	11.7%
Financials	11.6%
Health Care	6.4%
Communication Services	4.0%
Materials	3.4%
Real Estate	3.2%
Utilities	1.2%
Energy	1.0%
Total	100.0%

At March 31, 2019, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Hong Kong Dollar	18.2%
Indian Rupee	18.0%
New Taiwan Dollar	13.3%
Yuan Renminbi	11.6%
Brazilian Real	11.5%
South Korean Won	8.4%
Indonesian Rupiah	5.4%
Philippine Peso	3.7%
U.S. Dollar	3.6%
South African Rand	3.1%
Thai Baht	1.1%
All Other Currencies	2.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—52.3%
U.S. Treasury Inflation Indexed Notes/Bonds—6.2%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$19,598	$25,898
U.S. Treasury—0.3%
U.S. Treasury Floating Rate Note, 2.495%, due 4/30/19(a)	1,000	1,000
Federal Home Loan Mortgage Corp. (FHLMC)—13.8%
#J02986, 6.500%, due 7/1/21	6	6
#G12720, 5.500%, due 6/1/22	14	14
#D95621, 6.500%, due 7/1/22	279	289
#G14150, 4.500%, due 4/1/26	948	998
#J16051, 4.500%, due 7/1/26	543	571
#G02210, 7.000%, due 12/1/28	45	51
#G02183, 6.500%, due 3/1/30	11	12
#G01400, 7.000%, due 4/1/32	459	530
#G01728, 7.500%, due 7/1/32	76	90
#C01385, 6.500%, due 8/1/32	59	68
#C01623, 5.500%, due 9/1/33	69	76
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	1,460	1,629
#G01843, 6.000%, due 6/1/35	13	15
#G03711, 6.000%, due 6/1/37	425	480
#G04126, 6.000%, due 6/1/37	1,321	1,490
#A62858, 6.500%, due 7/1/37	71	79
#G03170, 6.500%, due 8/1/37	140	161
#A66843, 6.500%, due 10/1/37	612	716
#G07837, 6.500%, due 2/1/38	2,009	2,335
#G04053, 5.500%, due 3/1/38	560	620
#A78138, 5.500%, due 6/1/38	216	241
#G04641, 6.000%, due 6/1/38	1,030	1,153
#G04466, 5.500%, due 7/1/38	11,392	12,792
#G04544, 6.000%, due 8/1/38	599	661
#A81799, 6.500%, due 9/1/38	345	382
#G06964, 5.500%, due 11/1/38	1,595	1,788
#G05723, 6.500%, due 11/1/38	922	1,071
#G60366, 6.000%, due 10/1/39	11,918	13,375
#G05875, 5.500%, due 2/1/40	425	472
#G61450, 6.000%, due 4/1/40	11,789	13,345
#G61050, 5.500%, due 3/1/41	440	490
#C03665, 9.000%, due 4/1/41	377	435
#G06583, 5.000%, due 6/1/41	1,282	1,401
Total FHLMC Mortgage Obligations		57,838
Federal National Mortgage Association (FNMA)—32.0%
#788424, 5.500%, due 9/1/19	1	1
#900725, 6.000%, due 8/1/21	12	12
#893325, 7.000%, due 9/1/21	3	3
#949589, 5.500%, due 8/1/22	1,052	1,083
#949592, 6.000%, due 8/1/22	1,613	1,672
#AC5410, 4.500%, due 10/1/24	198	206
#AL8529, 6.000%, due 11/1/24	2,413	2,513
#AC9560, 5.000%, due 1/1/25	806	840
#255956, 5.500%, due 10/1/25	9	10
#AL2853, 4.500%, due 6/1/26	4,096	4,307

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#AL9730, 4.500%, due 2/1/27	$1,297	$1,364
#AL2134, 4.000%, due 7/1/27	198	206
#AL9857, 4.000%, due 2/1/29	7,731	8,032
#252925, 7.500%, due 12/1/29	1	1
#AD0729, 7.500%, due 12/1/30	7,121	8,266
#535977, 6.500%, due 4/1/31	5	6
#253907, 7.000%, due 7/1/31	1	1
#545339, 6.500%, due 11/1/31	30	34
#587849, 6.500%, due 11/1/31	7	7
#618547, 6.500%, due 11/1/31	3,700	4,157
#545437, 7.000%, due 2/1/32	34	39
#545759, 6.500%, due 7/1/32	297	335
#545869, 6.500%, due 7/1/32	1,023	1,161
#670385, 6.500%, due 9/1/32	466	528
#254548, 5.500%, due 12/1/32	29	32
#703391, 5.000%, due 5/1/33	104	113
#708993, 5.000%, due 6/1/33	19	21
#730131, 5.000%, due 8/1/33	45	49
#741850, 5.500%, due 9/1/33	338	375
#555800, 5.500%, due 10/1/33	33	36
#CA2754, 4.500%, due 11/1/33	883	937
#756153, 5.500%, due 11/1/33	386	427
#AL3455, 5.500%, due 11/1/33	4,662	5,229
#AL3401, 5.500%, due 2/1/34	913	1,024
#763798, 5.500%, due 3/1/34	59	66
#725611, 5.500%, due 6/1/34	73	80
#745563, 5.500%, due 8/1/34	421	467
#794474, 6.000%, due 10/1/34	35	39
#745092, 6.500%, due 7/1/35	233	266
#357944, 6.000%, due 9/1/35	12	13
#AD0979, 7.500%, due 10/1/35	55	64
#745349, 6.500%, due 2/1/36	199	233
#888305, 7.000%, due 3/1/36	8	9
#895637, 6.500%, due 5/1/36	47	53
#831540, 6.000%, due 6/1/36	16	17
#893318, 6.500%, due 8/1/36	8	8
#310037, 6.500%, due 10/1/36	128	147
#831926, 6.000%, due 12/1/36	449	500
#902974, 6.000%, due 12/1/36	117	129
#AB0265, 6.000%, due 2/1/37	9,656	10,906
#938440, 6.000%, due 7/1/37	70	78
#948689, 6.000%, due 8/1/37	108	117
#888703, 6.500%, due 8/1/37	2,970	3,482
#888530, 7.500%, due 8/1/37	878	1,037
#AL6411, 7.000%, due 12/1/37	1,878	2,122
#AL0904, 5.500%, due 1/1/38	91	101
#889371, 6.000%, due 1/1/38	2,163	2,444
#962058, 6.500%, due 3/1/38	988	1,127
#934006, 6.500%, due 9/1/38	253	298
#986856, 6.500%, due 9/1/38	102	119
#991911, 7.000%, due 11/1/38	112	125
#AL3775, 5.000%, due 1/1/39	1,310	1,428
#AD0752, 7.000%, due 1/1/39	457	542

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (fnma) — (continued)
#AA7611, 5.000%, due 5/1/39		$566	$616
#AA8443, 5.000%, due 6/1/39		143	156
#AC1619, 5.500%, due 8/1/39		322	354
#AD0315, 6.500%, due 8/1/39		1,586	1,821
#AC9569, 5.000%, due 2/1/40		1,193	1,302
#AD0761, 5.000%, due 2/1/40		182	199
#AD1594, 5.000%, due 2/1/40		181	197
#932751, 5.000%, due 4/1/40		2,598	2,834
#AD7137, 5.500%, due 7/1/40		3,339	3,751
#BM1689, 5.500%, due 8/1/40		2,714	3,016
#AH5585, 5.000%, due 2/1/41		125	136
#AI1201, 5.500%, due 4/1/41		4,096	4,529
#AL5815, 5.500%, due 4/1/41		3,310	3,718
#BM3525, 6.000%, due 4/1/41		11,771	13,259
#AI6071, 5.000%, due 6/1/41		1,169	1,275
#AI4222, 5.000%, due 7/1/41		90	98
#AL0672, 5.000%, due 7/1/41		2,059	2,246
#AL0913, 6.000%, due 7/1/41		1,221	1,348
#AL9226, 5.500%, due 12/1/41		13,825	15,491
#AL9225, 6.000%, due 1/1/42		6,121	6,913
#AK2733, 5.000%, due 2/1/42		1,350	1,470
Total FNMA Mortgage Obligations			133,773
Asset-Backed Securities—1.6%
Tesla Auto Lease Trust—144A, 2018-A, Tranche D, 3.300%, 5/20/20	Baa2	500	500
Centre Point Funding LLC—144A, 2012-2A, Tranche 1, 2.610%, 8/20/21	Baa1	1,226	1,214
Oxford Finance Funding LLC—144A, 2019-1A, Tranche B, 5.438%, 2/15/27	AAA	1,180	1,193
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.984%, 1/15/43, VRN	AAA	3,952	3,991
Total Asset-Backed Securities			6,898
Corporate Obligations—45.1%
UBS Group Funding Switzerland AG, 5 year USD ICE Swap + 5.497%, 6.875%, due 3/22/21, VRN	BBB-	2,000	2,054
JBS USA LUX SA / JBS USA Finance, Inc.—144A, 7.250%, due 6/1/21	BB-	3,000	3,036
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BBB-	2,460	2,604
Masco Corporation, 5.950%, due 3/15/22	BBB	4,050	4,334
Discover Financial Services, 5.200%, due 4/27/22	BBB+	3,000	3,173
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	3,900	4,006

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Navient Corporation, 5.500%, due 1/25/23	BB	$2,000	$2,010
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	4,500	4,528
Itau Unibanco Holding S.A.—144A, 5.125%, due 5/13/23	Ba3	2,500	2,579
Wells Fargo & Co., 4.480%, due 1/16/24	A	4,250	4,476
Lennar Corporation, 4.500%, due 4/30/24	BBB-	2,450	2,493
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB+	2,500	2,478
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,600	2,659
Iron Mountain, Inc., 5.750%, due 8/15/24	B	675	683
SBA Communications Corporation, 4.875%, due 9/1/24	BB-	2,500	2,535
HSBC Holdings plc, 5 year USD ICE Swap + 3.705%, 6.375%, due 9/17/24, VRN	BBB	4,500	4,531
JPMorgan Chase & Co., 3M USD LIBOR + 3.330%, 6.100%, due 10/1/24, VRN	Baa2	4,265	4,481
Cemex S.A.B. de C.V.—144A, 5.700%, due 1/11/25	BB	3,000	3,081
Centene Corporation, 4.750%, due 1/15/25	BB+	2,000	2,045
Booz Allen Hamilton, Inc.—144A, 5.125%, due 5/1/25	B+	2,500	2,506
DaVita, Inc., 5.000%, due 5/1/25	Ba3	2,500	2,405
Simon Property Group L.P., 3.300%, due 1/15/26	A	4,500	4,520
Penske Automotive Group, Inc., 5.500%, due 5/15/26	Ba3	2,200	2,175
Post Holdings, Inc.—144A, 5.000%, due 8/15/26	B+	2,500	2,441
United Rentals North America, Inc., 5.875%, due 9/15/26	BB-	2,500	2,594
Xylem, Inc., 3.250%, due 11/1/26	BBB	2,225	2,187
Netflix, Inc., 4.375%, due 11/15/26	BB-	2,000	1,968
Glencore Funding LLC—144A, 4.000%, due 3/27/27	BBB+	4,000	3,885
Hess Corporation, 4.300%, due 4/1/27	BBB-	4,500	4,461
The Chemours Co., 5.375%, due 5/15/27	BB-	2,500	2,496
Sirius XM Radio, Inc.—144A, 5.000%, due 8/1/27	BB	2,500	2,511

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Lear Corporation, 3.800%, due 9/15/27	Baa2	$3,000	$2,877
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	4,250	4,289
The Kroger Co., 8.000%, due 9/15/29	Baa1	3,500	4,388
Owens Corning, 7.000%, due 12/1/36	BBB	3,800	4,327
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	2,500	2,537
ConocoPhillips, 6.500%, due 2/1/39	A	3,500	4,729
Express Scripts Holding Co., 6.125%, due 11/15/41	A-	4,000	4,744
Citigroup, Inc., 5.875%, due 1/30/42	A	3,500	4,305
Bank of America Corporation, 5.875%, due 2/7/42	A+	3,500	4,376
Cox Communications, Inc.—144A, 4.700%, due 12/15/42	BBB+	4,300	3,892
Mexichem S.A.B. de C.V.—144A, 5.875%, due 9/17/44	BBB	3,000	2,975
AbbVie, Inc., 4.700%, due 5/14/45	A-	4,500	4,342
ERP Operating L.P., 4.500%, due 6/1/45	A	4,500	4,865
Apple, Inc., 4.650%, due 2/23/46	AA+	3,500	3,960
PepsiCo, Inc., 4.450%, due 4/14/46	A+	3,500	3,915
Verizon Communications, Inc., 4.125%, due 8/15/46	A-	4,000	3,882
Brookfield Finance, Inc., 4.700%, due 9/20/47	A-	4,500	4,332
CVS Health Corporation, 5.050%, due 3/25/48	BBB	4,500	4,540
Microsoft Corporation, 4.750%, due 11/3/55	AAA	3,500	4,219
AT&T, Inc., 5.700%, due 3/1/57	A-	4,250	4,611
Comcast Corporation, 4.950%, due 10/15/58	A-	2,000	2,209
Altria Group, Inc., 6.200%, due 2/14/59	A3	4,250	4,582
Corning, Inc., 5.850%, due 11/15/68	BBB+	4,400	4,797

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Petrobras Global Finance BV, 6.850%, due 6/5/15	Ba2	$3,000	$2,913
Total Corporate Obligations			188,541
Total Long-Term Investments—99.0% (cost $410,572)			413,948
Commercial Paper
Dairy Farmers of America, 2.616%, due 4/1/19		1,800	1,800
Total Commercial Paper—0.4% (cost $1,800)			1,800
Total Investments—99.4% (cost $412,372)			415,748
Securities Sold, Not Yet Purchased
U.S. Government—(3.5)%
Federal National Mortgage Association (FNMA)—(3.5)%
TBA, 3.000%, due 4/1/49		(15,000)	(14,937)
Total Securities Sold, Not Yet Purchased—(3.5)% (proceeds $14,620)			(14,937)
Cash and other assets, less liabilities—4.1%			17,307
Net assets—100.0%			$418,118

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2019. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $220.

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.IG-31	Buy	1.000%	3M	December 2023	Intercontinental Exchange	$25,000	$(423)	$(496)	$(73)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government and U.S. Government Agency—57.9%
U.S. Treasury Inflation Indexed Notes/Bonds—2.4%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$1,148	$1,518
Federal Home Loan Mortgage Corp. (FHLMC)—15.0%
#J05444, 6.000%, due 8/1/22	20	21
#E02388, 6.000%, due 9/1/22	31	33
#E02490, 6.000%, due 4/1/23	36	37
#J13022, 4.000%, due 9/1/25	311	322
#G14150, 4.500%, due 4/1/26	90	94
#J16051, 4.500%, due 7/1/26	613	645
#A17603, 5.500%, due 1/1/34	422	471
#G01705, 5.500%, due 6/1/34	857	944
#A45790, 7.500%, due 5/1/35	87	97
#G04126, 6.000%, due 6/1/37	201	227
#G03201, 6.500%, due 6/1/37	124	142
#A66843, 6.500%, due 10/1/37	195	229
#G03534, 6.500%, due 10/1/37	1,533	1,780
#G04564, 6.000%, due 12/1/37	176	198
#A81799, 6.500%, due 9/1/38	194	215
#G05566, 5.500%, due 12/1/38	113	125
#G60366, 6.000%, due 10/1/39	889	997
#G05875, 5.500%, due 2/1/40	85	94
#G61450, 6.000%, due 4/1/40	1,149	1,300
#C03665, 9.000%, due 4/1/41	183	211
#G06583, 5.000%, due 6/1/41	1,009	1,103
Total FHLMC Mortgage Obligations		9,285
Federal National Mortgage Association (FNMA)—40.5%
#458147, 10.000%, due 8/15/20	1	1
#880991, 5.500%, due 1/1/22	38	38
#735574, 8.000%, due 3/1/22	30	30
FNR G93-19 SH, 1M LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	11	12
#982885, 5.000%, due 5/1/23	186	194
#AL0955, 6.000%, due 5/1/23	90	92
#933985, 5.500%, due 8/1/23	106	108
#AL8529, 6.000%, due 11/1/24	2,057	2,142
#255956, 5.500%, due 10/1/25	28	30
#AH0971, 4.000%, due 12/1/25	316	328
#AL2853, 4.500%, due 6/1/26	530	557
#AJ6954, 4.000%, due 11/1/26	139	144
#AL9730, 4.500%, due 2/1/27	1,037	1,091
#256639, 5.000%, due 2/1/27	6	6
#806458, 8.000%, due 6/1/28	74	82
#AL9857, 4.000%, due 2/1/29	6,082	6,318
#880155, 8.500%, due 7/1/29	145	162
#797846, 7.000%, due 3/1/32	38	39
#745519, 8.500%, due 5/1/32	50	57
#654674, 6.500%, due 9/1/32	35	38
#254693, 5.500%, due 4/1/33	5	5
#555531, 5.500%, due 6/1/33	48	53
#711736, 5.500%, due 6/1/33	71	79
#555591, 5.500%, due 7/1/33	8	9
#CA2754, 4.500%, due 11/1/33	483	513
#AL3455, 5.500%, due 11/1/33	1,369	1,536

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government and U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#776964, 5.000%, due 4/1/34		$237	$258
#725424, 5.500%, due 4/1/34		52	57
#888884, 5.500%, due 12/1/35		113	125
#888703, 6.500%, due 8/1/37		627	735
#928658, 6.500%, due 9/1/37		20	22
#AL6411, 7.000%, due 12/1/37		601	679
#962058, 6.500%, due 3/1/38		320	365
#991911, 7.000%, due 11/1/38		71	80
#AC9569, 5.000%, due 2/1/40		159	173
#BM1689, 5.500%, due 8/1/40		367	407
#AL5815, 5.500%, due 4/1/41		473	531
#BM3525, 6.000%, due 4/1/41		1,045	1,177
#AL9226, 5.500%, due 12/1/41		4,369	4,896
#AL9225, 6.000%, due 1/1/42		1,683	1,901
Total FNMA Mortgage Obligations			25,070
Asset-Backed Securities—3.9%
Capital One Multi-Asset Execution Trust, 2016-A1, Tranche A1, 1M LIBOR + 0.450%, 2.934%, 2/15/22, VRN	AAA	500	500
Chase Issuance Trust, 2018-A1, Tranche A1, 1M USD LIBOR + 0.200%, 2.684%, 4/17/23, VRN	AAA	500	500
Verizon Owner Trust, 2018-A, Tranche A1B, 1M USD LIBOR + 0.240%, 2.728%, 4/20/23, VRN	AAA	500	500
Oxford Finance Funding LLC—144A, 2019-1A, Tranche A2, 4.459%, 2/15/27	AAA	500	506
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.984%, 1/15/43, VRN	AAA	395	399
Total Asset-Backed Securities			2,405
Corporate Obligations—36.7%
JPMorgan Chase & Co., 3M USD LIBOR + 3.320%, 5.000%, due 7/1/19, VRN	Baa2	500	498
Burlington Northern Santa Fe LLC, 4.700%, due 10/1/19	A+	650	657
Citigroup, Inc., 2.450%, due 1/10/20	A	650	649
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 3.237%, due 1/15/20, VRN	A1	500	501
American Express Credit Corporation, 3M USD LIBOR + 0.730%, 3.376%, due 5/26/20, VRN	A2	500	503
Georgia-Pacific LLC—144A, 5.400%, due 11/1/20	A+	600	624
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 4.835%, due 3/8/21, VRN	AA-	500	516
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 3.688%, due 5/13/21, VRN	AA-	500	507
Chevron Corporation, 3M USD LIBOR + 0.950%, 3.633%, due 5/16/21, VRN	AA	500	508

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
The Charles Schwab Corporation, 3M LIBOR + 0.320%,, 2.961%, due 5/21/21, VRN	A	$500	$500
Capital One Financial Corporation, 4.750%, due 7/15/21	A-	650	678
Apple, Inc., 1.550%, due 8/4/21	AA+	650	637
Verizon Communications, Inc., 3.500%, due 11/1/21	A-	455	464
Lloyds Banking Group plc, 3.000%, due 1/11/22	A+	650	647
FedEx Corporation, 3.400%, due 1/14/22	BBB	500	507
Bancolombia S.A., 5.125%, due 9/11/22	BBB-	400	420
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	500	514
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	500	503
Ryder System, Inc., 3.750%, due 6/9/23	A-	650	666
Wells Fargo & Co., 4.480%, due 1/16/24	A	650	685
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	650	671
Bank of America Corporation, 3M USD LIBOR + 0.780%, 3.550%, due 3/5/24, VRN	A+	650	660
Mitsubishi UFJ Financial Group, Inc., 3.407%, due 3/7/24	A1	650	662
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	500	511
BNP Paribas S.A., 4.250%, due 10/15/24	A	650	667
CVS Health Corporation, 4.100%, due 3/25/25	BBB	500	514
AbbVie, Inc., 3.600%, due 5/14/25	A-	650	652
ERP Operating L.P., 3.375%, due 6/1/25	A	650	660
Comcast Corporation, 3.950%, due 10/15/25	A-	650	680
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A	650	676
Simon Property Group L.P., 3.300%, due 1/15/26	A	650	653
AT&T, Inc., 4.125%, due 2/17/26	A-	650	665
ConocoPhillips Co., 4.950%, due 3/15/26	A	650	725
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	650	656

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Amazon.com, Inc., 3.150%, due 8/22/27	AA-	$650	$655
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	500	505
Quest Diagnostics, Inc., 4.200%, due 6/30/29	BBB+	675	695
The Kroger Co., 8.000%, due 9/15/29	Baa1	500	627
Total Corporate Obligations			22,718
Total Long-Term Investments—98.5% (cost $61,509)			60,996
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $118, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23		118	118
Total Repurchase Agreement—0.2% (cost $118)			118
Commercial Paper
Cargill Global Funding plc, 2.434%, due 4/1/19		700	700
Total Commercial Paper—1.1% (cost $700)			700
Total Investments—99.8% (cost $62,327)			61,814
Securities Sold, Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(8.0)%
TBA, 2.500%, due 4/1/34		(5,000)	(4,971)
Total Securities Sold, Not Yet Purchased—(8.0)% (proceeds $4,894)			(4,971)
Cash and other assets, less liabilities—8.2%			5,080
Net assets—100.0%			$61,923

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2019. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government Agency—50.9%
Federal Home Loan Mortgage Corp. (FHLMC)—14.3%
#G11596, 5.500%, due 8/1/19	$1	$1
#B17294, 5.000%, due 11/1/19	10	10
#B19222, 4.500%, due 4/1/20	13	13
#J02537, 5.000%, due 9/1/20	7	7
#G11836, 5.500%, due 12/1/20	3	3
#E02322, 5.500%, due 5/1/22	12	12
#G12725, 6.000%, due 6/1/22	58	60
#G13124, 6.000%, due 12/1/22	134	137
#J06871, 5.500%, due 1/1/23	28	29
#J08450, 5.500%, due 7/1/23	18	19
#J08703, 5.500%, due 9/1/23	21	22
#C00351, 8.000%, due 7/1/24	30	32
#J11208, 5.000%, due 11/1/24	42	43
#G00363, 8.000%, due 6/1/25	46	49
#C80329, 8.000%, due 8/1/25	10	11
#G04821, 8.500%, due 7/1/31	1,519	1,823
#G07837, 6.500%, due 2/1/38	1,090	1,267
#G04641, 6.000%, due 6/1/38	1,207	1,352
#A81372, 6.000%, due 8/1/38	198	222
#G04687, 6.000%, due 9/1/38	50	57
#G04745, 6.000%, due 9/1/38	190	213
#A81799, 6.500%, due 9/1/38	182	201
#G06085, 6.500%, due 9/1/38	49	56
#G05723, 6.500%, due 11/1/38	838	973
#G61450, 6.000%, due 4/1/40	6,185	7,001
#4122, Tranche FP, 1M LIBOR + 0.400%, 2.884%, due 10/15/42, VRN	629	628
Total FHLMC Mortgage Obligations		14,241
Federal National Mortgage Association (FNMA)—36.6%
#785259, 5.000%, due 8/1/19	5	5
#761530, 5.500%, due 8/1/19	5	5
#788424, 5.500%, due 9/1/19	2	3
#761489, 5.500%, due 9/1/19	3	3
#725953, 5.000%, due 10/1/19	2	2
#357865, 5.000%, due 7/1/20	13	13
#879607, 5.500%, due 4/1/21	10	10
#831497, 6.000%, due 4/1/21	45	45
#831525, 5.500%, due 6/1/21	14	14
#880993, 6.000%, due 1/1/22	3	3
#888982, 6.000%, due 12/1/22	62	64
#972934, 5.500%, due 2/1/23	88	90
#889670, 5.500%, due 6/1/23	18	18
#AE0011, 5.500%, due 9/1/23	19	20
#995395, 6.000%, due 12/1/23	50	51
#190988, 9.000%, due 6/1/24	12	12
#AL8529, 6.000%, due 11/1/24	7,930	8,258
#AL2853, 4.500%, due 6/1/26	1,597	1,680
#AL9730, 4.500%, due 2/1/27	1,556	1,637
#AL9857, 4.000%, due 2/1/29	2,291	2,380
#555933, 7.000%, due 6/1/32	427	480
#886762, 7.000%, due 9/1/36	233	274
#948637, 6.500%, due 8/1/37	236	268
#888703, 6.500%, due 8/1/37	2,343	2,747

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
U.S. Government Agency—(continued)
Federal National Mortgage Association (FNMA) — (continued)
#888530, 7.500%, due 8/1/37		$1,755	$2,073
#AL6411, 7.000%, due 12/1/37		1,878	2,122
#AD0100, 7.000%, due 12/1/38		592	686
#AE0934, 6.500%, due 10/1/39		1,933	2,230
#BM3525, 6.000%, due 4/1/41		3,760	4,236
#AL9226, 5.500%, due 12/1/41		3,261	3,654
#AL9225, 6.000%, due 1/1/42		3,061	3,457
Total FNMA Mortgage Obligations			36,540
Asset-Backed Securities—15.2%
Tesla Auto Lease Trust —144A, 2018-A, Tranche A, 2.320%, 12/20/19	Aaa	143	143
Nissan Auto Lease Trust, 2018-A, Tranche A2B, 1M LIBOR + 0.150%, 2.634%, 2/16/21, VRN	AAA	1,500	1,498
Chase Issuance Trust, 2016-A1, Tranche A, 1M LIBOR + 0.410%, 2.894%, 5/15/21, VRN	AAA	1,024	1,024
GM Financial Consumer Automobile Receivables Trust, 2018-3, Tranche A2B, 1M USD LIBOR + 0.110%, 2.592%, 7/16/21, VRN	AAA	1,692	1,691
Ford Credit Auto Owner Trust, 2018-B, Tranche A2B, 1M USD LIBOR + 0.120%, 2.604%, 9/15/21, VRN	Aaa	650	650
American Express Credit Account Master Trust, 2014-1, Tranche A, 1M LIBOR + 0.370%, 2.854%, 12/15/21, VRN	AAA	1,000	1,000
PFS Financing Corporation—144A, 2018-A, Tranche A, 1M USD LIBOR + 0.400%, 2.884%, 2/15/22, VRN	AAA	1,500	1,500
Verizon Owner Trust—144A, 2017-3A, Tranche A1B, 1M USD LIBOR + 0.270%, 2.758%, 4/20/22, VRN	AAA	1,500	1,503
Mercedes-Benz Master Owner Trust—144A, 2017-BA, Tranche A, 1M LIBOR + 0.420%, 2.904%, 5/16/22, VRN	Aaa	2,280	2,284
GMF Floorplan Owner Revolving Trust—144A, 2017-2, Tranche A2, 1M USD LIBOR + 0.430%, 2.914%, 7/15/22, VRN	Aaa	1,000	1,002
Oxford Finance Funding LLC—144A, 2019-1A, Tranche A2, 4.459%, 2/15/27		1,000	1,012
SLM Private Education Loan Trust—144A, 2011-A, Tranche A3, 1M USD LIBOR + 2.500%, 4.984%, 1/15/43, VRN	AAA	1,857	1,876
Total Asset-Backed Securities			15,183
Corporate Obligations—31.1%
Mondelez International Holdings Netherlands BV—144A, 3M USD LIBOR + 0.610%, 3.375%, due 10/28/19, VRN	A3	1,750	1,754
Daimler Finance North America LLC—144A, 3M USD LIBOR + 0.620%, 3.371%, due 10/30/19, VRN	A	1,600	1,603
Citigroup, Inc., 3M USD LIBOR + 0.790%, 3.573%, due 1/10/20, VRN	A	1,750	1,758
Branch Banking & Trust Co., 3M USD LIBOR + 0.450%, 3.237%, due 1/15/20, VRN	A1	1,700	1,704
Capital One Financial Corporation, 3M USD LIBOR + 0.760%, 3.458%, due 5/12/20, VRN	A-	1,750	1,758

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value
Corporate Obligations—(continued)
Diageo Capital plc, 3M USD LIBOR + 0.240%, 2.923%, due 5/18/20, VRN	A-	$750	$751
Harley-Davidson Financial Services, Inc.—144A, 3M USD LIBOR + 0.500%, 3.141%, due 5/21/20, VRN	A	1,000	1,000
National Australia Bank Ltd.—144A, 3M USD LIBOR + 0.510%, 3.173%, due 5/22/20, VRN	AA-	1,750	1,757
John Deere Capital Corporation, 3M USD LIBOR + 0.290%, 2.897%, due 6/22/20, VRN	A	1,000	1,002
Nissan Motor Acceptance Corp.—144A, 3M USD LIBOR + 0.390%, 3.187%, due 7/13/20, VRN	A2	1,250	1,245
Caterpillar Financial Services Corporation, 3M USD LIBOR + 0.290%, 2.905%, due 9/4/20, VRN	A	1,000	1,001
Apple, Inc., 3M USD LIBOR + 1.130%, 3.781%, due 2/23/21, VRN	AA+	1,000	1,019
JPMorgan Chase & Co., 3M USD LIBOR + 1.480%, 4.106%, due 3/1/21, VRN	AA-	1,750	1,783
Wells Fargo & Co., 3M USD LIBOR + 1.340%, 3.955%, due 3/4/21, VRN	A+	1,750	1,781
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 4.835%, due 3/8/21, VRN	AA-	1,750	1,805
Bank of America Corporation, 3M USD LIBOR + 1.420%, 4.181%, due 4/19/21, VRN	A+	1,000	1,021
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.360%, 4.131%, due 4/23/21, VRN	A	1,000	1,015
Westpac Banking Corporation, 3M USD LIBOR + 1.000%, 3.688%, due 5/13/21, VRN	AA-	1,750	1,773
The Charles Schwab Corporation, 3M USD LIBOR + 0.320%, 2.961%, due 5/21/21, VRN	A	1,000	1,000
The Toronto-Dominion Bank, 3M USD LIBOR + 0.430%, 3.031%, due 6/11/21, VRN	Aa1	1,000	1,004
Barclays plc, 3M USD LIBOR + 2.110%, 4.807%, due 8/10/21, VRN	A	1,750	1,784
KeyBank NA, 3M USD LIBOR + 0.810%, 3.473%, due 11/22/21, VRN	A-	1,750	1,766
Total Corporate Obligations			31,084
Total Long-Term Investments—97.2% (cost $98,094)			97,048
Repurchase Agreement
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $138, collateralized by U.S. Treasury Note, 1.750%, due 5/15/23		138	138
Total Repurchase Agreement—0.1% (cost $138)			138
Commercial Paper
BNP Paribas S.A., 2.393%, due 4/1/19†		1,500	1,500

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Commercial Paper—(continued)
Cargill Global Funding plc, 2.434%, due 4/1/19	$1,500	$1,500
Roche Holdings, Inc., 2.393%, due 4/1/19	750	750
Total Commercial Paper—3.8% (cost $3,750)		3,750
Total Investments—101.1% (cost $101,982)		100,936
Securities Sold, Not Yet Purchased
U.S. Government Agency
Federal National Mortgage Association (FNMA)—(14.9)%
TBA, 2.500%, due 4/1/34	(15,000)	(14,912)
Total Securities Sold, Not Yet Purchased—(14.9)% (proceeds $14,681)		(14,912)
Cash and other assets, less liabilities—13.8%		13,839
Net assets—100.0%		$99,863

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced - TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2019. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount		Value
Exchange-Traded Funds—68.2%
Equity Exchange-Traded Funds—64.0%
Consumer Staples Select Sector SPDR Fund		167,100	$9,376
Dragon Capital - Vietnam Enterprise Investments, Ltd. Class “C”§		3,052,900	17,098
Energy Select Sector SPDR Fund		165,900	10,969
Global X MSCI Greece ETF		2,442,800	19,640
iShares Core MSCI Emerging Markets ETF		726,300	37,557
iShares MSCI Brazil ETF		1,180,100	48,372
iShares MSCI India ETF		288,000	10,152
iShares MSCI Malaysia ETF		292,100	8,745
iShares Russell 1000 Value ETF		688,400	85,011
SPDR S&P 500 ETF Trust		1,183,300	334,258
Utilities Select Sector SPDR Fund		160,500	9,336
VanEck Vectors Russia ETF		96,200	1,982
Total Equity Exchange-Traded Funds			592,496
Fixed Income Exchange-Traded Funds—4.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF		235,300	28,015
SPDR Bloomberg Barclays High Yield Bond ETF		302,800	10,892
Total Fixed Income Exchange-Traded Funds			38,907
Total Exchange-Traded Funds—68.2% (cost $580,183)			631,403
Foreign Government Bond—2.1%
Malaysia
Malaysia Government Bond, 3.492%, due 3/31/20	MYR	81,450	19,973
Total Foreign Government Bond—2.1% (cost $19,831)			19,973
Repurchase Agreement—6.7%
Fixed Income Clearing Corporation, 0.500% dated 3/29/19, due 4/1/19, repurchase price $61,689, collateralized by U.S. Treasury Note, 2.750%, due 5/31/23		61,687	61,687
Total Repurchase Agreement—6.7% (cost $61,687)			61,687
U.S. Government—23.0%
U.S. Treasury Bill, 2.131%, due 4/25/19		23,000	22,964
U.S. Treasury Bill, 2.249%, due 5/23/19		23,000	22,922
U.S. Treasury Bill, 2.313%, due 6/20/19(a)		23,000	22,879
U.S. Treasury Bill, 2.367%, due 7/18/19		23,000	22,837
U.S. Treasury Bill, 2.397%, due 8/15/19(a)		23,000	22,793
U.S. Treasury Bill, 2.504%, due 9/12/19		12,500	12,366
U.S. Treasury Bill, 2.574%, due 10/10/19		12,500	12,346
U.S. Treasury Bill, 2.621%, due 11/7/19		12,500	12,323
U.S. Treasury Bill, 2.621%, due 12/5/19		12,500	12,301
U.S. Treasury Bill, 2.593%, due 1/2/20(b)		12,500	12,277
U.S. Treasury Bill, 2.602%, due 1/30/20		12,500	12,255
U.S. Treasury Bill, 2.550%, due 2/27/20(a)		12,500	12,232

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Government—(continued)
U.S. Treasury Bill, 2.391%, due 3/26/20	$12,500	$12,211
Total U.S. Government—23.0% (cost $212,605)		212,706
Total Purchased Options—0.0% (cost $909)		3
Total Investments in Securities—100.0% (cost $875,215)		925,772
Liabilities, plus cash and other assets—(0.0)%		(254)
Net assets—100.0%		$925,518

§ = Deemed illiquid pursuant to Liquidity Procedures approved by the Board of Trustees. This holding represents 1.85% of the Fund’s net assets at March 31, 2019.

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $42,523 (in thousands).

(b) Security, or portion of security, is pledged as collateral for OTC swap contracts and OTC options aggregating a total value of $3,213 (in thousands).

Purchased Options Contracts

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
Call USD/Put INR	Citibank N.A.	75.76	04/15/19	USD	41,682,590	$41,683	$—	$366	$(366)
Call USD/Put CNY	Citibank N.A.	7.118	04/16/19	USD	42,381,849	42,382	1	277	(276)
Call USD/Put PHP	Citibank N.A.	54.87	04/16/19	USD	42,115,400	42,115	2	266	(264)
									$(906)
Total Purchased Options Contracts							$3	$909	$(906)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
4/17/19	New Turkish Lira	Citibank N.A. London	308,680	$55,583	$54,073	$(1,510)
6/19/19	Australian Dollar	Citibank N.A. London	1,349	959	959	—
6/19/19	British Pound Sterling	Citibank N.A. London	20,919	27,758	27,355	(403)
6/19/19	Colombian Peso	Citibank N.A. London	59,554,466	18,827	18,601	(226)
6/19/19	Euro	Citibank N.A. London	1,109	1,252	1,252	—
6/19/19	Indian Rupee	Citibank N.A. London	3,722,109	52,855	53,054	199
6/19/19	Japanese Yen	Citibank N.A. London	6,368,475	57,621	57,822	201
6/19/19	Mexican Peso	Citibank N.A. London	1,682,709	85,852	85,587	(265)
6/19/19	Norwegian Krone	Citibank N.A. London	320,823	37,202	37,312	110
6/19/19	Philippine Peso	Citibank N.A. London	5,536,582	104,228	104,334	106
6/19/19	Polish Zloty	Citibank N.A. London	98,472	25,963	25,713	(250)
6/19/19	Russian Ruble	Citibank N.A. London	1,588,526	23,987	23,941	(46)
6/19/19	Singapore Dollar	Citibank N.A. London	132,014	97,593	97,557	(36)
6/19/19	South African Rand	Citibank N.A. London	496,576	34,140	34,086	(54)
6/19/19	South Korean Won	Citibank N.A. London	1,197,402	1,054	1,055	1
6/19/19	Swedish Krona	Citibank N.A. London	436,069	47,147	47,186	39
						$(2,134)
Sold
6/19/19	Australian Dollar	Citibank N.A. London	52,995	$37,532	$37,685	$(153)
6/19/19	Brazilian Real	Citibank N.A. London	82,785	21,466	21,020	446
6/19/19	British Pound Sterling	Citibank N.A. London	20,919	27,668	27,355	313
6/19/19	Yuan Renminbi Renminbi	Citibank N.A. London	320,927	47,814	47,725	89
6/19/19	Czech Koruna	Citibank N.A. London	959,687	42,379	41,798	581
6/19/19	Euro	Citibank N.A. London	79,561	90,532	89,854	678
6/19/19	Hong Kong Dollar	Citibank N.A. London	235,638	30,080	30,090	(10)
6/19/19	Hungarian Forint	Citibank N.A. London	4,949,472	17,903	17,386	517
6/19/19	Indonesian Rupiah	Citibank N.A. London	794,348,507	55,071	55,073	(2)
6/19/19	Israeli Shekel	Citibank N.A. London	101,168	28,231	28,005	226
6/19/19	Japanese Yen	Citibank N.A. London	132,469	1,203	1,203	—
6/19/19	New Zealand Dollar	Citibank N.A. London	122,923	84,124	83,840	284
6/19/19	South Korean Won	Citibank N.A. London	47,900,553	42,412	42,198	214
6/19/19	Swiss Franc	Citibank N.A. London	101,263	101,698	102,469	(771)
6/19/19	Taiwan Dollar	Citibank N.A. London	1,146,111	37,156	37,254	(98)
6/19/19	Thai Baht	Citibank N.A. London	3,533,098	111,907	111,563	344
						$2,658

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Value (USD)	Net Unrealized Appreciation (Depreciation)
Long
507	CAC 40 Index	April 2019	Euro	27,089	$29,853	$30,387	$534
364	IBEX 35 Index	April 2019	Euro	33,446	37,326	37,518	192
1,423	MSCI Singapore ETS Index	April 2019	Singapore Dollar	51,185	37,510	37,768	258
217	KOSPI 200 Index	June 2019	South Korean Won	15,038,100	13,228	13,248	20
20	NIKKEI 225 Index	June 2019	Japanese Yen	212,100	1,950	1,914	(36)
10	SPI 200 Index	June 2019	Australian Dollar	1,543	1,101	1,096	(5)
39	DAX Index	June 2019	Euro	11,246	12,536	12,615	79
3,496	EURO STOXX 600 Banks Index	June 2019	Euro	23,476	26,730	26,334	(396)
1,089	MSCI Indonesia Index	June 2019	U.S. Dollar	18,186	17,648	18,186	538
							$1,184
Short
98	OMXS 30 Index	April 2019	Swedish Krona	15,153	$1,613	$1,630	$(17)
118	Amsterdam Index	April 2019	Euro	12,931	14,024	14,506	(482)
59	HANG SENG Index	April 2019	Hong Kong Dollar	85,777	10,764	10,927	(163)
182	HSCEI Future	April 2019	Hong Kong Dollar	103,503	13,086	13,185	(99)
128	MSCI Taiwan Index	April 2019	U.S. Dollar	5,001	4,936	5,001	(65)
133	TOPIX Index	June 2019	Japanese Yen	2,117,360	19,327	19,105	222
103	10YR Can Bond	June 2019	Canadian Dollar	14,321	10,500	10,717	(217)
655	FTSE 40 Index	June 2019	South African Rand	332,629	22,894	23,053	(159)
226	S&P TSX 60 Index	June 2019	Canadian Dollar	43,261	32,250	32,372	(122)
340	EURO STOXX 50 Index	June 2019	Euro	11,125	12,280	12,479	(199)
89	FTSE 100 IDX FUT	June 2019	British Pound Sterling	6,418	8,232	8,359	(127)
1,291	MSCI Mexico Index	June 2019	U.S. Dollar	29,151	28,525	29,151	(626)
2,575	S&P 500 E Mini Index	June 2019	U.S. Dollar	365,367	354,432	365,367	(10,935)
300	S&P E Mini Com Ser Index	June 2019	U.S. Dollar	18,431	18,074	18,431	(357)
251	XAK Technology	June 2019	U.S. Dollar	18,707	17,620	18,707	(1,087)
153	XAV Health Care	June 2019	U.S. Dollar	14,122	13,662	14,122	(460)
286	XAY Cons Discret	June 2019	U.S. Dollar	32,959	31,173	32,959	(1,786)
236	Long Gilt	June 2019	British Pound Sterling	30,531	39,035	39,765	(730)
							$(17,409)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2019 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Pay/Receive Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
SEK 3M STIBOR	Receive	1.330%	1YR/3M	March 2029	LCH	SEK	176,110	$(99)	$(938)	$(839)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
iTRAXX Europe S30	Sell	1.000%	3M	December 2023	Intercontinental Exchange	EUR	17,167	$235	$369	$134

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)		Market Value	Unrealized Appreciation (Depreciation)
10 YR T-Note Future	Pay	0 bp	May 2019	Credit Suisse International		$33,342	$322	$322
5YR T-Note Future	Receive	0 bp	May 2019	Credit Suisse International		9,637	(92)	(92)
CSI 300 Net Total Return Index	Pay	3 Month LIBOR minus 600 bp	Sep 2019	Credit Suisse International		15,951	4,040	4,040
Euro - Bund Future	Receive	0 bp	Jun 2019	Credit Suisse International	EUR	5,531	(140)	(140)
Euro-OAT Future	Receive	0 bp	Jun 2019	Credit Suisse International	EUR	71,665	(2,271)	(2,271)
MSCI Emerging Markets India Net Total Return Index	Pay	3 Month LIBOR minus 21 bp	Dec 2019	Goldman Sachs International		$16,727	1,959	1,959
Swiss Market Index (Total Return)	Receive	3 Month CHF LIBOR plus 112 bp	Jun 2019	Goldman Sachs International	CHF	13,344	3	3
								$3,821
Total Net Unrealized Appreciation (Depreciation) on Swaps								$3,116

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a mutual fund registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Trust currently consists of the following twenty-one funds (the “Funds”), each with its own investment objectives and policies. For each Fund, the number of shares authorized is unlimited.

Domestic Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Developed Plus
Mid Cap Growth	Institutional International Developed Plus
Small-Mid Cap Growth	International Growth
Small-Mid Cap Value	Institutional International Growth
Small Cap Growth	International Small Cap Growth
Small Cap Value	Emerging Markets Leaders
Emerging Markets Growth
Global Equity Fund	Emerging Markets Small Cap Growth
Global Leaders
Fixed Income Funds
Multi-Asset and Alternative Fund	Bond
Macro Allocation	Income
Low Duration

The investment objectives of the Funds are as follows:

Domestic Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.
1

(b) Income Taxes

The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at March 31, 2019 were as follows (in thousands):

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Fund	Investments	Appreciation	Depreciation	(Depreciation)
Growth	$170,354	$89,477	$3,737	$85,740
Large Cap Growth	151,430	62,869	2,737	60,132
Mid Cap Growth	52,468	13,145	1,536	11,609
Small-Mid Cap Growth	2,243,380	497,758	87,478	410,280
Small-Mid Cap Value	1,701	237	54	183
Small Cap Growth	650,400	111,595	31,636	79,959
Small Cap Value	458,537	103,541	16,572	86,969
Global Leaders	156,288	50,026	4,837	45,189
International Leaders	421,093	76,931	7,704	69,227
International Developed Plus	83,247	17,078	852	16,226
Institutional International Developed Plus	15,505	3,198	153	3,045
International Growth	1,821,494	329,641	45,342	284,299
Institutional International Growth	1,635,445	279,548	41,237	238,311
International Small Cap Growth	321,927	31,475	20,003	11,472
Emerging Markets Leaders	191,973	30,268	5,750	24,518
Emerging Markets Growth	717,379	134,939	9,441	125,498
Emerging Markets Small Cap Growth	271,410	30,932	4,365	26,567
Bond	412,500	9,523	6,592	2,931
Income	62,336	431	1,030	(599)
Low Duration	101,982	183	1,459	(1,276)
Macro Allocation	895,326	44,825	26,963	17,862

(c) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. As of March 31, 2019, each Fund’s outstanding repurchase agreement, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(e) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of domestic equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2019, fair valuation estimates for foreign equity securities were not obtained.

Fixed-income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements and commercial paper are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Centrally cleared swaps listed or settled on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation technique applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-Income Securities

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities and non-U.S. bonds are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed-income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-Term Investments

Repurchase agreements and commercial paper are valued at cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of March 31, 2019, the value of securities and other assets, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

3

Investments in securities		Growth	Large Cap Growth	Mid Cap Growth
Level 1—Quoted prices
Common Stocks		$252,738	$207,522	$62,873
Level 2—Other significant observable inputs
Short-Term Investments		3,356	4,040	1,204
Level 3—Significant unobservable inputs
None		—	—	—
Total investments in securities		$256,094	$211,562	$64,077

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$2,628,147	$1,884	$684,104	$486,038
Exchange-Traded Funds	—	—	6,970	42,208
Level 2—Other significant observable inputs
Short-Term Investments	25,513	—	39,285	17,260
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$2,653,660	$1,884	$730,359	$545,506

Investments in securities	Global Leaders	International Leaders	International Developed Plus	Institutional International Developed Plus	International Growth
Level 1—Quoted prices
Common Stocks	$197,485	$483,567	$94,295	$17,526	$2,047,480
Preferred Stocks	—	—	—	—	19,171
Level 2—Other significant observable inputs
Common Stocks	—	—	—	—	7,618
Short-Term Investments	3,992	6,753	5,178	1,024	31,524
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$201,477	$490,320	$99,473	$18,550	$2,105,793

Investments in securities	Institutional International Growth	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$1,834,133	$322,078	$198,222	$792,143	$290,477
Preferred Stocks	17,174	—	4,643	15,003	2,433
Level 2—Other significant observable inputs
Common Stocks	6,824	2,879	7,072	27,794	3,248
Short-Term Investments	15,625	8,442	6,554	7,937	1,819
Level 3—Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$1,873,756	$333,399	$216,491	$842,877	$297,977

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Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1—Quoted Prices
Common Stocks	$—	$—	$—	$—
Exchange-Traded Funds	—	—	—	631,403
Level 2—Other significant observable inputs
Asset-Backed Securities	6,898	2,405	15,183	—
Commercial Paper	1,800	700	3,750	—
Corporate Obligation/Notes	188,541	22,718	31,084	—
Foreign Government	—	—	—	19,973
Purchased Option	—	—	—	3
Short-Term Investments	—	118	138	61,687
U.S. Government and U.S. Government Agency	218,509	35,873	50,781	212,706
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
None	—	—	—	—
Level 2—Other significant observable inputs
None	—	—	—	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$415,748	$61,814	$100,936	$925,772
Other financial instruments
Assets
Level 1—Quoted Prices
Futures Contracts	$—	$—	$—	$1,843
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	4,348
Swaps	—	—	—	6,458
Level 3—Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1—Quoted Prices
Futures Contracts	—	—	—	(18,068)
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(3,824)
Swaps	—	—	—	(3,342)
U.S. Government Agency	(14,937)	(4,971)	(14,912)	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total Other Financial Instruments	$(14,937)	$(4,971)	$(14,912)	$(12,585)

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

5

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (initial margin deposit). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker. Futures held through swaps are marked to market daily, however, a Fund does not make or receive cash payments to/from the broker. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

6

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

7